SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
File No. 033-00442 File No. 811-04413

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. __	/ /

Post-Effective Amendment No. 38	/X/
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 38

DELAWARE GROUP EQUITY FUNDS IV
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Public offering: As soon as possible after effectiveness.

It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a)(1)
/X/	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant is filing this Post-Effective Amendment for the purpose of adding two new series of shares, designated as the Delaware Global Real Estate Securities Fund and the Delaware Healthcare Fund, respectively. The prospectuses and statement of additional information relating to the other series of the Registrant are not amended or superseded hereby.

--- C O N T E N T S ---

     This Post-Effective Amendment No. 38 to Registration File No. 033-00442 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A - Prospectuses

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

INTERNATIONAL

Prospectus	[ ], 2007

DELAWARE GLOBAL REAL ESTATE SECURITIES FUND
CLASS A  ■  CLASS C  ■  CLASS R

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware Global Real Estate Securities Fund	2

How we manage the Fund	page 2
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Fund	9
Disclosure of portfolio holdings information	12

Who manages the Fund	page 13
Investment manager	13
Portfolio managers	13
Manager of managers structure	13
Who’s who?	13

About your account	page 15
Investing in the Fund	15
Choosing a share class	15
Dealer compensation	17
Payments to intermediaries	17
How to reduce your sales charge	18
Waivers of Contingent Deferred Sales Charges	20
How to buy shares	22
Fair valuation	23
Retirement plans	23
Document delivery	23
How to redeem shares	24
Account minimums	25
Special services	26
Frequent trading of Fund shares	27
Dividends, distributions, and taxes	29
Certain management considerations	30

Financial highlights	page 31

Glossary	page 32

Additional information	page 34

1

Profile: Delaware Global Real Estate Securities Fund

What is the Fund's investment objective?

The Delaware Global Real Estate Securities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.  Although the Fund will strive to meet its goal, there is no assurance that it will.

Who should invest in the Fund

  Investors seeking a high level of long-term total return

  Investors willing to invest in securities of companies principally engaged in the real estate industry

  Investors seeking to diversify their equity holdings by adding exposure to real estate and foreign markets

Who should not invest in the Fund

  Investors unwilling to accept risks of investing in a non-diversified fund that focuses on the real estate industry, as well as foreign markets

  Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly, over the short term

What are the Fund’s main investment strategies? Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors (the “80% policy”).  The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies in emerging markets countries.  Under normal circumstances, the Fund will invest at least 40% of its total assets in non-U.S. securities.  This policy is in addition to the 80% policy.  The Fund’s investment objective and 80% policy will be non-fundamental and can be changed without shareholder approval.  However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund.

Because we concentrate our investments in the global real estate industry, the Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general (although the Fund does not intend on directly owning real estate). Its investments may tend to fluctuate more in value than a fund that invests in a broader range of industries. If the Fund holds real estate directly, as a result of defaults, or receives rental income from its real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the companies we invest in use floating rate debt to finance their ongoing operations.

The Fund is considered “non-diversified” as defined in the Investment Company Act of 1940, as amended (the 1940 Act).  That means the Fund may allocate more of its net assets to investments in single securities than a “diversified” fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risks and volatility.

REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code, as amended (the Code), and/or to maintain exemptions from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investments in securities of non-U.S. issuers are generally denominated in foreign currencies and involve certain risks not typically associated with investing in U.S. companies. Investments in foreign securities may be adversely affected by political instability, foreign economic conditions or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations. The Fund may be adversely affected by changes in currency rates, which may reduce or eliminate any gains produced by investments, exchange control regulations, and may incur costs in connection with conversions between currencies. If, and to the extent that, we invest in options, futures, forward foreign currency exchange contracts or other derivatives, the Fund will be subject to the special risks associated with those activities. To the extent that the Fund holds a large portion of its assets in cash or short-term debt obligations, it may be unable to achieve its investment goals.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page [  ].

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has Delaware Global Real Estate Securities Fund performed?

There is no performance information quoted for The Fund because it had not yet completed a full calendar year of investment operations as of the date of this Prospectus.  The Fund’s inception date was [               ], 2007.

3

Profile: Delaware Global Real Estate Securities Fund (continued)

What are the Fund’s fees and expenses?	CLASS		A	C	R
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.	Maximum sales charge (load) imposed on purchases as a percentage of offering price		5.75%	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		none[1]	1.00%[2]	none
	Maximum sales charge (load) imposed on reinvested dividends		none	none	none
	Redemption fees		none	none	none
	Exchange fees[3]		none	none	none
	CLASS		A	C	R
Annual fund operating expenses are deducted from the Fund’s assets.	Management fees[4]		[x.xx]%	[x.xx]%	[x.xx]%
	Distribution and service (12b-1) fees		[x.xx]%[5]	[x.xx]%	[x.xx]%[5]
	Other expenses[6]		[x.xx]%	[x.xx]%	[x.xx]%
	Total annual fund operating expenses		[x.xx]%	[x.xx]%	[x.xx]%
	Fee waivers and payments		[x.xx]%	[x.xx]%	[x.xx]%
	Net expenses		[x.xx]%	[x.xx]%	[x.xx]%
	CLASS	A	C	C	R
(if redeemed)

This example is intended to help you compare the cost of investing in the
Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.  The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. For Class A and R shares, this example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.  For C shares, this example assumes that the Fund’s total operating expenses remain unchanged in each of the periods shown.  This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

	1 year	$[xxx]	$[xxx]	$[xxx]	$[xxx]
	3 years	$[xxx]	$[xxx]	$[xxx]	$[xxx]
	5 years	$[xxx]	$[xxx]	$[xxx]	$[xxx]
	10 years	$[xxx]	$[xxx]	$[xxx]	$[xxx]

1 A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2 Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
3 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
4 The investment manager (Manager) has [contracted to waive/voluntarily agreed to waive ] all or a portion of its investment advisory fees and/or reimburse expenses from [             ], 2007 through [               ], 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings and liquidations (collectively, “non-routine expenses”) from exceeding, in an aggregate amount, [1.10]% of average daily net assets of the Fund.  For purposes for this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and Manager.  These expense waivers and reimbursements apply only to expenses paid directly by the Fund.
5 The Fund’s distributor (Distributor) has contracted to limit the Class A and Class R shares’ 12b-1 fees from [       ], 2007 through [    ], 2008 to no more than 0.25% and 0.50%, respectively, of average daily net assets.
6 “Other expenses” are based on estimates for the current fiscal year.

4

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund's investment objective.

Our investment strategy is based on both a top-down and a bottom-up assessment of countries and specific markets. From a top-down perspective, we consider each region's economy, including current economic conditions, interest rates, job growth and capital flows. Our bottom-up analysis is based on a relative valuation methodology that is focused on both real estate valuations and security-level research with disciplined portfolio management. Real estate factors that are important to our analysis would be supply/demand, vacancy rates and rental growth in a particular market. This market-by-market research is coupled with an overview of a company's financials, cash flow, dividend growth rates and management strategy.  In addition, we consider selling a security based generally on the following disciplines: a security reaching our targeted price ranges; relative pricing of a security versus other investment opportunities; or a negative change in how we view a security’s fundamentals.

We do not normally acquire securities for short-term purposes; however, we may take advantage of short-term opportunities that are consistent with the Fund’s investment objectives.

The Fund’s investment objective is non-fundamental.  This means that the Board of Trustees (the Board) may change the Fund’s objective without obtaining shareholder approval.  If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

We strive to achieve maximum long-term total return through a combination of current income and capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors.

The Adviser will allocate the Fund’s assets among companies in various regions and countries throughout the world, including the U.S. and developed, developing, and emerging market non-U.S. countries. Therefore, the Adviser may at times have a significant investment in real estate companies organized or located outside the U.S. Conversely, under certain market conditions, the Adviser may shift more the Fund’s investments to U.S. companies. The Adviser may invest in securities issued in any currency and may hold foreign currency.

5

How we manage the Fund (continued)

The securities we typically invest in	Stocks offer investors the potential for capital appreciation and may pay dividends as well.

Securities	How we use them
Common or ordinary stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation's profits proportionate to the number of shares they own.	Under normal circumstances, we will generally invest the Fund's assets in common or ordinary stocks, some of which may be dividend-paying stocks.

Real estate investment trusts (REITs): A company, usually traded publicly, that manages a portfolio of real estate or real estate mortgages to earn profits for shareholders.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs typically invest the majority of their assets directly in real property, derive income primarily from the collection of rents and can realize capital gains by selling properties that have appreciated in value. Mortgage REITs typically invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. By investing in REITs indirectly through the Fund, a shareholder bears a proportionate share of the expenses of the Fund and indirectly shares similar expenses of the REITs. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

We may invest without limitation in shares of U.S. and non-U.S. REITs.
American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.	We may invest in sponsored and unsponsored ADRs, EDRs and GDRs, generally focusing on those whose underlying securities are issued by foreign entities. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security.

Options and futures: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller must go through with the transaction.

Writing a call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future). The owner of the security receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, the Fund would lose out on those gains. A call option written by the Fund is "covered" if the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

If we have stocks that have unrealized gains, we may want to protect those gains when we anticipate adverse conditions. We might use options or futures to neutralize the effect of any price declines, without selling the security. We might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment. We might use this approach if we had excess cash that we wanted to invest quickly.

We might use covered call options if we believe that doing so would help the Fund to meet its investment objectives.

Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal. Despite the ability to utilize options and futures as described above, we do not currently intend to use such transactions often and may determine not to use options and futures at all.

Although the Fund is considered non-diversified, because we focus in the healthcare and medical industries we strive to mitigate this risk by investing in a broad cross section of companies within these industries.

6

Securities	How we use them
Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.	Typically, we use repurchase agreements as a short-term investment for our cash position. In order to enter into repurchase agreements, we must have collateral of at least 102% of the repurchase price. Except when we believe a temporary defensive approach is appropriate, we will not hold more than 5% of the Fund’s total assets in cash or other short-term investments. All short-term investments will be rated AAA by Standard & Poor’s (S&P) or Aaa by Moody's Investors Service (Moody’s) or if unrated, be of comparable quality, based on our evaluation. We will only enter into repurchase agreements in which the collateral is U.S. Government securities.

Investment company securities: In some countries, investments by U.S. mutual funds are generally made by purchasing shares of investment companies that in turn invest in the securities of such countries.

We may hold investment company securities if the portfolio managers believe the country offers good investment opportunities. Such investment companies may be open-end or closed-end investment companies. These investments involve an indirect payment by the Fund's shareholders of a portion of the expenses of the other investment companies, including their advisory fees.
Foreign currency transactions: A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

Although we value the Fund’s assets daily in U.S. dollars, we do not intend to convert the Fund’s holdings of foreign currencies into U.S. dollars on a daily basis. We are permitted to, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions. We may conduct the Fund’s foreign currency transactions on a cash basis at the rate prevailing in the foreign currency exchange market or through a forward foreign currency exchange contract or forward contract.

We may use forward contracts for defensive hedging purposes to attempt to protect the value of the Fund's current security or currency holdings. We may also use forward contracts if we have agreed to sell a security and want to “lock-in” the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. We will not use forward contracts for speculative purposes. Despite the ability to utilize foreign currency transactions as described above, we do not currently intend to use such transactions often and may determine not to use foreign currency transactions at all.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund's 15% limit on illiquid securities. We may invest without limitation in Rule 144A Securities that are deemed to be liquid.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.	We may invest up to 15% of the Fund’s net assets in illiquid securities.

7

How we manage the Fund (continued)

We may also invest in other securities including convertible securities, warrants, preferred stocks, and bonds. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for their use in securities transactions.Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities.These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions.We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds these instruments, the Fund may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund’s annual portfolio turnover will not exceed 100%.  It is possible, however, that portfolio turnover will be higher than expected.  A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

8

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks and consider the Fund in light of your overall investment plan. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations or investor confidence.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.

We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

We intend to hold a number of different individual securities, seeking to manage security risk. However, we do concentrate on the real estate industry. As a consequence, the share price of the Fund may fluctuate in response to factors affecting that industry, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic political or regulatory occurrence affecting the real estate industry.

Interest rate risk is the risk that securities will decrease in value if interest rates rise.

The Fund is subject to interest rate risk. If we invest in REITs or other companies that hold fixed rate obligations, we would expect the value of those investments to decrease if interest rates rise and increase if interest rates decline. However, lower interest rates also tend to increase the chances that a bond will be refinanced, which can hurt the returns of REITs or other companies that hold fixed rate obligations. We strive to manage this risk by monitoring interest rates and evaluating their potential impact on securities already in the portfolio or those we are considering for purchase.

9

How we manage the Fund (continued)

The risks of investing in the Fund (continued)

Risks	How we strive to manage them
Real estate industry risks include among others:
  possible declines in the value of real estate;
  risks related to economic conditions;
  possible shortage of mortgage funds;
  overbuilding and extended vacancies;
  increased competition;
  changes in property taxes, operating expenses or zoning laws;
  costs of environmental clean-up, or damages from natural disasters;
  limitations or fluctuations in rent payments;
  cashflow fluctuations; and
  defaults by borrowers.

REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.

Since we invest principally in companies in the real estate and real estate-related sectors, the Fund is subject to the risks associated with the real estate industry. We will strive to manage these risks through careful selection of individual securities; however, investors should carefully consider these risks before investing in the Fund.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, inadequate regulatory and accounting standards, or other risks as described in more detail below.

We plan on investing the Fund's assets in foreign securities, and we strive to manage the risks involved with investing in foreign securities as detailed below and in the SAI.

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic structures and markets tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility.

We may invest in emerging market securities. Striving to manage this risk, we carefully screen securities within emerging markets and attempt to consider material risks associated with an individual company or issuer.

10

Risks	How we strive to manage them

Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures or nationalization of assets.

We evaluate the political situations in the countries where we invest and take into account any potential risks before we select securities for the Fund. However, there is no way to eliminate political risk when investing internationally. In emerging markets political risk is typically more likely to affect the economy and share prices than in developed markets.

Currency risk is the risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

We may try to hedge the Fund’s currency risk by purchasing foreign currency exchange contracts. If we agree to purchase or sell foreign securities at a pre-set price on a future date, we may attempt to protect the value of a security the Fund owns from future changes in currency rates. If we have agreed to purchase or sell a security, the Fund may also use foreign currency exchange contracts to "lock-in" the security's price in terms of U.S. dollars or another applicable currency. We may use forward currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such strategies will be successful or that the Fund will necessarily utilize such strategies. Hedging is typically less practical in emerging markets.

Information risk is the risk that foreign companies may be subject to different accounting, auditing and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the U.S.

We conduct fundamental research on the companies we invest in rather than relying solely on information available through financial reporting. As part of our worldwide research process, we emphasize meetings or direct contact with company officials. The portfolio managers believe this will help them to better uncover any potential weaknesses in individual companies.

Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.	We will attempt to reduce these risks by investing in a number of different countries, noting trends in the economy, industries and financial markets.
Small company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.

We may invest in small companies and would be subject to this risk. Although we typically hold a number of different stocks in order to reduce the impact that one small company stock would have on the Fund, because this is a non-diversified Fund, it is possible that a smaller company holding could be a significant holding and subject the Fund to greater risk. We attempt to reduce this risk by diversifying the Fund's investments.

Transaction costs risk relates to the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, which may be higher than those involved in U.S. securities transactions.

The Fund is subject to this risk. We strive to monitor transaction costs and to choose an efficient trading strategy for the Fund.

11

How we manage the Fund (continued)

The risks of investing in the Fund (continued)

Risks	How we strive to manage them

Non-diversified funds: Non-diversified investment companies have the flexibility to invest as much as 50% of their assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of a fund's assets are invested in the securities of a single issuer. Because a non-diversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if the fund were fully diversified.

The Fund is a non-diversified fund and is subject to this risk. Nevertheless, we typically hold securities from a variety of different issuers, representing different sectors of the real estate industry. We also perform extensive analysis on all securities. We are particularly diligent in reviewing securities that represent a larger percentage of portfolio assets.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

We limit exposure to illiquid securities to no more than 15% of the Fund's net assets.

Futures and options risk is the possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that the fund experiences from using the strategy.

We may use futures contracts and options on futures contracts, as well as options on securities for hedging purposes. We limit the amount of the Fund's assets that may be committed to these strategies. Our obligations related to futures and options transactions will not exceed 20% of the Fund's total assets and we will not enter into additional futures contracts or options on them if more than 5% of the Fund's assets would be required as margin deposits or premiums on the options. There is no assurance that such strategies will be successful or that the Fund will necessarily utilize such strategies.

Disclosure of portfolio holdings information	A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

12

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs, and provides daily administrative services.  For its services to the Fund, the Manager is entitled to be paid a fee of [____]% of the Fund’s average daily net assets.

Because the Fund recently commenced operations, it has not issued an annual or semiannual shareholder report.  Consequently, a discussion of the basis for the Board of Trustees' approval of the Fund's investment advisory contract will be available in a future shareholder report.

Portfolio managers

Babak Zenouzi has primary responsibility for making day-to-day investment decisions for The Global Real Estate Securities Fund. When making investment decisions for the Fund, Mr. Zenouzi regularly consults with Damon J. Andres, Caleb Piper, and Scott P. Hastings.

Babak (Bob) Zenouzi, Senior Vice President, Senior Portfolio Manager
Mr. Zenouzi rejoined Delaware Investments in May 2006. He left the firm in 1999 after seven years as an analyst and portfolio manager. Currently, he leads the firm’s REIT group, including the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also serves as lead portfolio manager for the firm’s Dividend Income products, which he helped create in the 1990s. Most recently, Mr. Zenouzi worked at Chartwell Investment Partners from 1999 to 2006, where he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Mr. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts.

Damon J. Andres, CFA, Vice President, Senior Portfolio Manager
Mr. Andres, who joined Delaware Investments in 1994, currently serves as a portfolio manager for REIT investments and convertibles. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Mr. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Caleb Piper, CFA, Assistant Vice President, Equity Analyst
Mr. Piper has responsibility for performing fundamental bottom-up stock research across several sub-sectors of the REIT universe. Prior to joining Delaware Investments in October 2003, he served as a mid-cap sector analyst at Miller Anderson & Sherrard. Previously, he was research associate at Morgan Stanley working in the bank and insurance sector teams. Mr. Piper received a bachelor’s degree in actuarial studies and finance from Macquarie University in Sydney, Australia.

Scott P. Hastings, CPA, Equity Analyst
Mr. Hastings is an analyst for the REIT group; specifically covering four sectors within the REIT universe:  industrial, office, mixed office/industrial, and diversified sectors. Prior to joining Delaware Investments in 2004, he was a senior auditor with Deloitte & Touche. Mr. Hastings earned a bachelor’s degree from Providence College and an MBA from Vanderbilt University. Mr. Hastings is a member of the American Institute of Certified Public Accountants, and he is a CFA Level III candidate.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Manager of managers structure

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure).  Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement.  The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager.  While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

13

Who manages the Fund (continued)

Who’s who?	This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund's investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

14

About your account

Investing in the Fund	You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

	Choosing a share class
CLASS A
  Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.

  If you invest $50,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in “How to reduce your sales charge.”

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of the average daily net assets, which is lower than the 12b-1 fee for Class C and Class R shares. See “Dealer compensation” below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges	The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then current NAV, the percentage rate of sales charge, and rounding.

	Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested
	Less than $50,000	5.75%	6.54%
	$50,000 but under $100,000	4.75%	5.41%
	$100,000 but under $250,000	3.75%	4.31%
	$250,000 but under $500,000	2.50%	3.00%
	$500,000 but under $1 million	2.00%	2.44%
	$1 million or more	None (Limited CDSC may apply)*	None (Limited CDSC may apply)*

	*There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

15

About your account (continued)

CLASS C
  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.  For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges – Class C” below.

  Under certain circumstances the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Class C shares do not automatically convert to another class.

  You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class C shares.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers from plans that were previously maintained on the Delaware Investments® retirement recordkeeping system or BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges – Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC.  The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption.  No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions.  For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments®  Fund.  In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

16

Dealer compensation	The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	CLASS A1	CLASS C2	CLASS R3
Commission (%)	–	1.00%	–
Investment less than $50,000	5.00%	–	–
$50,000 but less than $100,000	4.00%	–	–
$100,000 but less than $250,000	3.00%	–	–
$250,000 but less than $500,000	2.00%	–	–
$500,000 but less than $1,000,000	1.60%	–	–
$1,000,000 but less than $5,000,000	1.00%	–	–
$5,000,000 but less than $25,000,000	0.50%	–	–
$25,000,000 or more	0.25%	–	–
12b-1 Fee to Dealer	0.30%	1.00%	0.60%

[1] On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A shares is 0.30% of average daily net assets. However, the Distributor has contracted to limit this amount to [0.25%] from [      ], 2007 through [      ], 2008.

[2] On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

[3] On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets. However, the Distributor has contracted to limit this amount to [0.50%] from [      ], 2007 through [    ], 2008. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

Payments to intermediaries

The Distributor, LFD, and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance).  The level of payments made to a qualifying Financial Intermediary in any given year will vary.  To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options.  In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes.  You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you.  In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary.  Any such payments will not change the NAV or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

17

About your account (continued)

How to reduce your sales charge	We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other account, including retirement accounts held indirectly or through an intermediary and the names of qualifying family members and their holdings. Class R shares have no up-front sales charge or CDSC. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Program	How it works	Share class
		A	C
Letter of Intent	Through a Letter of Intent you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.	X	Although the Letter of Intent and Rights of Accumulation do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares to fulfill your Letter of Intent or qualify for Rights of Accumulation.
Rights of Accumulation	You can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.	X
Reinvestment of Redeemed Shares	Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge as noted to the right.	For Class A, you will not have to pay an additional front-end sales charge.	Not available.
SIMPLE IRA, SEP IRA, SAR/SEP, Profit Sharing, Pension, 401(k), SIMPLE 401(k), 403(b)(7), and 457 Retirement Plans	These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.	X	There is no reduction in sales charges for Class C shares for group purchases by retirement plans.

18

Buying Class A shares at Net Asset Value	Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager or any of its current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into Dealer’s Agreements with the Distributor.  Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs.  Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Fund’s Institutional Class.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A NAV agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

19

About your account (continued)

Waivers of Contingent Deferred Sales Charges

The Fund’s applicable CDSCs may be waived under the following circumstances:

Share class
Category	A*	C

Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

	X	X
Redemptions that result from the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.	X	X
Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code (the Code).	X	Not available.
Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.	X	Not available.

Periodic distributions from an IRA (i.e., IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan** (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code.

	X	X

Returns of Excess Contributions due to any regulatory limit from an IRA (i.e., IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan).

	X	X
Distributions by other employee benefit plans to pay benefits.	X	Not available.

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code.  The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.

	X	X

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed.  In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

	X	X

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Share class
Category	A*	C
Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.	X	X
Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at Net Asset Value” above.	X	Not available.

*	The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.
**	Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost.  Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information.  Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds’ Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the SAI, which is available upon request.

21

About your account (continued)

How to buy shares	Through your financial advisor Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO  64121-9656.  If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO  64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO  64105 for investments by overnight courier service.  Please do not send purchase orders to 2005 Market Street, Philadelphia, PA  19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

22

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum initial purchase is $250 and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act, or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings Account (formerly an “Education IRA”) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day's closing share price, which is based on the Fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day.  The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. For a fund that invests primarily in foreign securities, the NAV may change on days when the shareholders will not be able to purchase or redeem Fund shares. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Retirement plans	In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

Document delivery	If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of the Fund’s prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

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About your account (continued)

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO  64121-9656. All owners of the account must sign the request.  For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO  64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO  64105 for redemptions by overnight courier service.  Please do not send redemption requests to 2005 Market Street, Philadelphia, PA  19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

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If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day.  We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

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About your account (continued)

Special services	To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

	Automatic Investing Plan	The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

	Direct Deposit	With Direct Deposit, you can make additional investments through payroll deductions, recurring government or private payments, such as Social Security, or direct transfers from your bank account.

Electronic Delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment, at any time from anywhere.

Online Account Access

Online Account Access is a password-protected area of the Delaware Investments® Funds’ Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option

With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments®  Fund. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

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MoneyLineSM On Demand Service

Through our MoneyLineSM On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans.  MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

	MoneyLine Direct Deposit Service	Through our MoneyLine Direct Deposit Service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan

Through our Systematic Withdrawal Plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable Limited CDSC for Class A Shares and the CDSC for Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected.  The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund.  A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer.  In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege.  The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account.  Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus.  A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences.  To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

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About your account (continued)

Frequent trading of Fund shares (continued)

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases.  Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders.  While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated.  Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders.  Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity.  Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (typically, 4:00 p.m. Eastern Time).  Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading.  For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns.  Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund’s frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund’s policy, to shareholders investing in the Fund through the financial intermediary. A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries. You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

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Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified, or intends to qualify, as a regulated investment company under the Code.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.  The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually.  The Fund will also distribute net realized capital gains, if any, at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements.  Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  The Fund may reclassify income after your tax reporting statement is mailed to you.  Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.  Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid “Buying A Dividend.”  If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.  Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements.

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About your account (continued)

Dividends, distributions, and taxes (continued)

Receipt of excess inclusion income by the Fund.  Income received by a Fund from equity interests of certain mortgage pooling vehicles, either directly or through an investment in a real estate investment trust (REIT) that holds such interests or qualifies as a taxable mortgage pool, is treated as “excess inclusion income.” In general, this income is required to be allocated to Fund shareholders in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income (1) may not be offset with net operating losses, (2) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is not a disqualified organization (as defined below), and (3) is subject to a 30% U.S. withholding tax to the extent such income is allocable to a shareholder who is not a U.S. person, without regard to otherwise applicable exemptions or rate reductions. The Fund must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on unrelated business taxable income.  To the extent that the Fund shares owned by a “disqualified organization” are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Fund’s excess inclusion income allocable to them on behalf of the “disqualified organizations.”

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations	Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

Because The Global Real Estate Securities Fund commenced operations on [              ], 2007, there are no financial highlights to report as of the date of this Prospectus.

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Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to a fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Currency exchange rates
The price at which one country’s currency can be converted into another’s.  This exchange rate varies almost daily according to a wide range of political, economic and other factors.

Depreciation
A decline in an investment’s value.

Diversification
The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from a fund’s portfolio of securities.

Expense ratio
A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining a fund’s portfolio of securities and distributing its shares. They are paid from the fund’s assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

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NASD
The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

Net assets
The total value of all the assets in a fund’s portfolio, less any liabilities.

Net asset value (NAV)
The total value of one mutual fund share, generally equal to a fund’s net assets divided by the number of shares outstanding.

Principal
Amount of money you invest (also called capital). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Real estate investment trusts (REITs)
A real estate investment trust is a company that is usually traded publicly, that manages a portfolio of real estate to make profits for shareholders.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency risk, and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes
Different classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm, or other financial institution that a customer’s signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more information about a fund’s organization, management, investments, policies, and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide special tax advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low-volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high-volatility” investments.

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Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

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Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern Time:

■ For fund information, literature, price, yield, and performance figures.

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DELAWARE GLOBAL REAL ESTATE SECURITIES FUND SYMBOLS

	CUSIP	Nasdaq
Class A	[ ]	[ ]
Class C	[ ]	[ ]
Class R	[ ]	[ ]

Investment Company Act file number: 811-04413

  INTERNATIONAL

Prospectus	[ ], 2007

DELAWARE GLOBAL REAL ESTATE SECURITIES FUND
INSTITUTIONAL CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware Global Real Estate Securities Fund	2

How we manage the Fund	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Fund	9
Disclosure of portfolio holdings information	11

Who manages the Fund	page 12
Investment manager	12
Portfolio managers	12
Manager of managers structure	13
Who’s who?	14

About your account	page 15
Investing in the Fund	15
Payments to intermediaries	15
How to buy shares	16
Fair valuation	17
Document delivery	17
How to redeem shares	17
Account minimum	18
Exchanges	18
Frequent trading of Fund shares	19
Dividends, distributions, and taxes	20
Certain management considerations	21

Financial highlights	page 22

Glossary	page 23

Additional information	page 26

1

Profile: Delaware Global Real Estate Securities Fund

What is the Fund’s investment objective?

The Delaware Global Real Estate Securities Fund seeks maximum long-term total return through a combination of current income and capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

Who should invest in the Fund

  Investors seeking a high level of long-term total return

  Investors willing to invest in securities of companies principally engaged in the real estate industry

  Investors seeking to diversify their equity holdings by adding exposure to real estate and foreign markets

Who should not invest in the Fund

  Investors unwilling to accept risks of investing in a non-diversified fund that focuses on the real estate industry, as well as foreign markets

  Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly, over the short term

What are the Fund’s main investment strategies? Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors (the “80% policy”). The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies in emerging markets countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in non-U.S. securities. This policy is in addition to the 80% policy. The Fund’s investment objective and 80% policy will be non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund.

Because we concentrate our investments in the global real estate industry, the Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general (although the Fund does not intend on directly owning real estate). Its investments may tend to fluctuate more in value than a fund that invests in a broader range of industries. If the Fund holds real estate directly, as a result of defaults, or receives rental income from its real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the companies we invest in use floating rate debt to finance their ongoing operations.

The Fund is considered “non-diversified” as defined in the Investment Company Act of 1940, as amended (the 1940 Act). That means the Fund may allocate more of its net assets to investments in single securities than a “diversified” fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risks and volatility.

REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code, as amended (the Code), and/or to maintain exemptions from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Investments in securities of non-U.S. issuers are generally denominated in foreign currencies and involve certain risks not typically associated with investing in U.S. companies. Investments in foreign securities may be adversely affected by political instability, foreign economic conditions or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations. The Fund may be adversely affected by changes in currency rates, which may reduce or eliminate any gains produced by investments, exchange control regulations, and may incur costs in connection with conversions between currencies. If, and to the extent that, we invest in options, futures, forward foreign currency exchange contracts or other derivatives, the Fund will be subject to the special risks associated with those activities. To the extent that the Fund holds a large portion of its assets in cash or short-term debt obligations, it may be unable to achieve its investment goals.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page [  ].

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has Delaware Global Real Estate Securities Fund performed?

There is no performance information quoted for the Fund because it had not yet completed a full calendar year of investment operations as of the date of this Prospectus. The Fund’s inception date was [  ], 2007.

3

Profile: Delaware Global Real Estate Securities Fund (continued)

What are the Fund’s fees and expenses?	CLASS	INSTITUTIONAL
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.	Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
	Maximum sales charge (load) imposed on reinvested dividends	none
	Redemption fees	none
	Exchange fees[1]	none
	CLASS	INSTITUTIONAL
Annual fund operating expenses are deducted from the Fund’s assets.	Management fees[2]	[X.XX]%
	Distribution and service (12b-1) fees	none
	Other expenses[3]	[X.XX]%
	Total annual fund operating expenses	[X.XX]%
	CLASS	INSTITUTIONAL
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. This example assumes that the Fund’s total operating expenses remain unchanged in each of the periods shown. This is an example only, and does not represent future expenses, which may be greater or less than those shown here.	1 year	[$XX]
	3 years	[$XX]
	5 years	[$XX]
	10 years	[$XX]

[1] Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
[2] The investment manager (Manager) has [contracted to waive/voluntarily agreed to waive ] all or a portion of its investment advisory fees and/or reimburse expenses from [ ], 2007 through [ ], 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings and liquidations (collectively, “non-routine expenses”) from exceeding, in an aggregate amount, [1.10]% of average daily net assets of the Fund. For purposes for this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.
[3] “Other expenses” are based on estimates for the current fiscal year.

4

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment objective.

We do not normally acquire securities for short-term purposes; however, we may take advantage of short-term opportunities that are consistent with the Fund’s investment objectives.

The Fund’s investment objective is non-fundamental. This means that the Board of Trustees (the Board) may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

We strive to achieve maximum long-term total return through a combination of current income and capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate-related sectors.

The Adviser will allocate the Fund’s assets among companies in various regions and countries throughout the world, including the U.S. and developed, developing, and emerging market non-U.S. countries. Therefore, the Adviser may at times have a significant investment in real estate companies organized or located outside the U.S. Conversely, under certain market conditions, the Adviser may shift more the Fund’s investments to U.S. companies. The Adviser may invest in securities issued in any currency and may hold foreign currency.

Our investment strategy is based on both a top-down and a bottom-up assessment of countries and specific markets. From a top-down perspective, we consider each region’s economy, including current economic conditions, interest rates, job growth and capital flows. Our bottom-up analysis is based on a relative valuation methodology that is focused on both real estate valuations and security-level research with disciplined portfolio management. Real estate factors that are important to our analysis would be supply/demand, vacancy rates and rental growth in a particular market. This market-by-market research is coupled with an overview of a company’s financials, cash flow, dividend growth rates and management strategy. In addition, we consider selling a security based generally on the following disciplines: a security reaching our targeted price ranges; relative pricing of a security versus other investment opportunities; or a negative change in how we view a security’s fundamentals.

5

How we manage the Fund (continued)

The securities we typically invest in	Stocks offer investors the potential for capital appreciation and may pay dividends as well.

Securities	How we use them
Common or ordinary stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.	Under normal circumstances, we will generally invest the Fund’s assets in common or ordinary stocks, some of which may be dividend-paying stocks.

Real estate investment trusts (REITs): A company, usually traded publicly, that manages a portfolio of real estate or real estate mortgages to earn profits for shareholders.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs typically invest the majority of their assets directly in real property, derive income primarily from the collection of rents and can realize capital gains by selling properties that have appreciated in value. Mortgage REITs typically invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. By investing in REITs indirectly through the Fund, a shareholder bears a proportionate share of the expenses of the Fund and indirectly shares similar expenses of the REITs. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

We may invest without limitation in shares of U.S. and non-U.S. REITs.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

We may invest in sponsored and unsponsored ADRs, EDRs and GDRs, generally focusing on those whose underlying securities are issued by foreign entities. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security.

Options and futures: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller must go through with the transaction.

Writing a call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future). The owner of the security receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, the Fund would lose out on those gains. A call option written by the Fund is “covered” if the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

If we have stocks that have unrealized gains, we may want to protect those gains when we anticipate adverse conditions. We might use options or futures to neutralize the effect of any price declines, without selling the security. We might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment. We might use this approach if we had excess cash that we wanted to invest quickly.

We might use covered call options if we believe that doing so would help the Fund to meet its investment objectives.

Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal. Despite the ability to utilize options and futures as described above, we do not currently intend to use such transactions often and may determine not to use options and futures at all.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

6

Securities	How we use them

Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

Typically, we use repurchase agreements as a short-term investment for our cash position. In order to enter into repurchase agreements, we must have collateral of at least 102% of the repurchase price. Except when we believe a temporary defensive approach is appropriate, we will not hold more than 5% of the Fund’s total assets in cash or other short-term investments. All short-term investments will be rated AAA by Standard & Poor’s (S&P) or Aaa by Moody’s Investors Service (Moody’s) or if unrated, be of comparable quality, based on our evaluation. We will only enter into repurchase agreements in which the collateral is U.S. Government securities.

Investment company securities: In some countries, investments by U.S. mutual funds are generally made by purchasing shares of investment companies that in turn invest in the securities of such countries.

We may hold investment company securities if the portfolio managers believe the country offers good investment opportunities. Such investment companies may be open-end or closed-end investment companies. These investments involve an indirect payment by the Fund’s shareholders of a portion of the expenses of the other investment companies, including their advisory fees.

Foreign currency transactions: A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

.

Although we value the Fund’s assets daily in U.S. dollars, we do not intend to convert the Fund’s holdings of foreign currencies into U.S. dollars on a daily basis. We are permitted to, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions. We may conduct the Fund’s foreign currency transactions on a cash basis at the rate prevailing in the foreign currency exchange market or through a forward foreign currency exchange contract or forward contract.

We may use forward contracts for defensive hedging purposes to attempt to protect the value of the Fund’s current security or currency holdings. We may also use forward contracts if we have agreed to sell a security and want to “lock-in” the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. We will not use forward contracts for speculative purposes. Despite the ability to utilize foreign currency transactions as described above, we do not currently intend to use such transactions often and may determine not to use foreign currency transactions at all.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities. We may invest without limitation in Rule 144A Securities that are deemed to be liquid.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

We may invest up to 15% of the Fund’s net assets in illiquid securities.

7

How we manage the Fund (continued)

We may also invest in other securities including convertible securities, warrants, preferred stocks and bonds. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund's investment objective. To the extent that the Fund holds these instruments, the Fund may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund’s annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

8

The risks of investing in the Fund	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks and consider the Fund in light of your overall investment plan. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations or investor confidence.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.

We may hold a substantial part of the Fund’s assets in cash or cash equivalents as a temporary, defensive strategy.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

We intend to hold a number of different individual securities, seeking to manage security risk. However, we do concentrate on the real estate industry. As a consequence, the share price of the Fund may fluctuate in response to factors affecting that industry, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic political or regulatory occurrence affecting the real estate industry.
Interest rate risk is the risk that securities will decrease in value if interest rates rise.

The Fund is subject to interest rate risk. If we invest in REITs or other companies that hold fixed rate obligations, we would expect the value of those investments to decrease if interest rates rise and increase if interest rates decline. However, lower interest rates also tend to increase the chances that a bond will be refinanced, which can hurt the returns of REITs or other companies that hold fixed rate obligations. We strive to manage this risk by monitoring interest rates and evaluating their potential impact on securities already in the portfolio or those we are considering for purchase.

Real estate industry risks include among others:

  possible declines in the value of real estate;

  risks related to economic conditions;

  possible shortage of mortgage funds;

  overbuilding and extended vacancies;

  increased competition;

  changes in property taxes, operating expenses or zoning laws;

  costs of environmental clean-up, or damages from natural disasters;

  limitations or fluctuations in rent payments;

  cashflow fluctuations; and

  defaults by borrowers.

REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Code and/or failing to qualify for an exemption from registration as an investment company under the 1940 Act.

Since we invest principally in companies in the real estate and real estate-related sectors, the Fund is subject to the risks associated with the real estate industry. We will strive to manage these risks through careful selection of individual securities; however, investors should carefully consider these risks before investing in the Fund.

9

How we manage the Fund (continued)

The risks of investing in the Fund (continued)

Risks	How we strive to manage them

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, inadequate regulatory and accounting standards, or other risks as described in more detail below.

We plan on investing the Fund’s assets in foreign securities, and we strive to manage the risks involved with investing in foreign securities as detailed below and in the SAI.

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic structures and markets tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility.

We may invest in emerging market securities. Striving to manage this risk, we carefully screen securities within emerging markets and attempt to consider material risks associated with an individual company or issuer.

Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures or nationalization of assets.

We evaluate the political situations in the countries where we invest and take into account any potential risks before we select securities for the Fund. However, there is no way to eliminate political risk when investing internationally. In emerging markets political risk is typically more likely to affect the economy and share prices than in developed markets.

Currency risk is the risk that the value of a fund’s investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

We may try to hedge the Fund’s currency risk by purchasing foreign currency exchange contracts. If we agree to purchase or sell foreign securities at a pre-set price on a future date, we may attempt to protect the value of a security the Fund owns from future changes in currency rates. If we have agreed to purchase or sell a security, the Fund may also use foreign currency exchange contracts to “lock-in” the security’s price in terms of U.S. dollars or another applicable currency. We may use forward currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such strategies will be successful or that the Fund will necessarily utilize such strategies. Hedging is typically less practical in emerging markets.

Information risk is the risk that foreign companies may be subject to different accounting, auditing and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the U.S.

We conduct fundamental research on the companies we invest in rather than relying solely on information available through financial reporting. As part of our worldwide research process, we emphasize meetings or direct contact with company officials. The portfolio managers believe this will help them to better uncover any potential weaknesses in individual companies.

Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.	We will attempt to reduce these risks by investing in a number of different countries, noting trends in the economy, industries and financial markets.

10

Risks	How we strive to manage them
Small company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.

We may invest in small companies and would be subject to this risk. Although we typically hold a number of different stocks in order to reduce the impact that one small company stock would have on the Fund, because this is a non-diversified Fund, it is possible that a smaller company holding could be a significant holding and subject the Fund to greater risk. We attempt to reduce this risk by diversifying the Fund’s investments.

Transaction costs risk relates to the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, which may be higher than those involved in U.S. securities transactions.

The Fund is subject to this risk. We strive to monitor transaction costs and to choose an efficient trading strategy for the Fund.

Non-diversified funds: Non-diversified investment companies have the flexibility to invest as much as 50% of their assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of a fund’s assets are invested in the securities of a single issuer. Because a non-diversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if the fund were fully diversified.

The Fund is a non-diversified fund and is subject to this risk. Nevertheless, we typically hold securities from a variety of different issuers, representing different sectors of the real estate industry. We also perform extensive analysis on all securities. We are particularly diligent in reviewing securities that represent a larger percentage of portfolio assets.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.

Futures and options risk is the possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that the fund experiences from using the strategy.

We may use futures contracts and options on futures contracts, as well as options on securities for hedging purposes. We limit the amount of the Fund’s assets that may be committed to these strategies. Our obligations related to futures and options transactions will not exceed 20% of the Fund’s total assets and we will not enter into additional futures contracts or options on them if more than 5% of the Fund’s assets would be required as margin deposits or premiums on the options. There is no assurance that such strategies will be successful or that the Fund will necessarily utilize such strategies.

Disclosure of portfolio holdings information	A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

11

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager is entitled to be paid a fee of [___]% of the Fund’s average daily net assets:

Because the Fund recently commenced operations, it has not issued an annual or semiannual shareholder report. Consequently, a discussion of the basis for the Board of Trustees’ approval of the Fund’s investment advisory contract will be available in a future shareholder report.

Portfolio managers

Babak Zenouzi has primary responsibility for making day-to-day investment decisions for the Fund. When making investment decisions for the Fund, Mr. Zenouzi regularly consults with Damon J. Andres, Caleb Piper, and Scott P. Hastings.

Babak (Bob) Zenouzi, Senior Vice President, Senior Portfolio Manager
Mr. Zenouzi rejoined Delaware Investments in May 2006. He left the firm in 1999 after seven years as an analyst and portfolio manager. Currently, he leads the firm’s REIT group, including the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also serves as lead portfolio manager for the firm’s Dividend Income products, which he helped create in the 1990s. Most recently, Mr. Zenouzi worked at Chartwell Investment Partners from 1999 to 2006, where he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Mr. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts.

Damon J. Andres, CFA, Vice President, Senior Portfolio Manager
Mr. Andres, who joined Delaware Investments in 1994, currently serves as a portfolio manager for REIT investments and convertibles. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Mr. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Caleb Piper, CFA, Assistant Vice President, Equity Analyst
Mr. Piper has responsibility for performing fundamental bottom-up stock research across several sub-sectors of the REIT universe. Prior to joining Delaware Investments in October 2003, he served as a mid-cap sector analyst at Miller Anderson & Sherrard. Previously, he was research associate at Morgan Stanley working in the bank and insurance sector teams. Mr. Piper received a bachelor’s degree in actuarial studies and finance from Macquarie University in Sydney, Australia.

Scott P. Hastings, CPA, Equity Analyst
Mr. Hastings is an analyst for the REIT group; specifically covering four sectors within the REIT universe: industrial, office, mixed office/industrial, and diversified sectors. Prior to joining Delaware Investments in 2004, he was a senior auditor with Deloitte & Touche. Mr. Hastings earned a bachelor’s degree from Providence College and an MBA from Vanderbilt University. Mr. Hastings is a member of the American Institute of Certified Public Accountants, and he is a CFA Level III candidate.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

12

Manager of managers structure

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

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Who manages the Fund (continued)

Who’s who?	This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

14

About your account

Investing in the Fund	Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

  tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with the Fund’s distributor (the Distributor);

  institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company, or similar financial institution investing for its own account or for the accounts of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered investment advisors investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

  certain plans qualified under Section 529 of the Internal Revenue Code (the Code) for which the Fund’s Manager, Distributor, service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; or

  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to intermediaries

The Distributor, LFD, and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the net asset value (NAV) or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

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About your account (continued)

How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

Through your financial advisor Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on a fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, the NAV may change on days when the shareholders will not be able to purchase or redeem Fund shares. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

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Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send you one copy of the Fund’s prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 362-7500 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

17

About your account (continued)

How to redeem shares (continued)

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum	If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days’ written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

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Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

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About your account (continued)

Frequent trading of Fund shares (continued)

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund’s frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund’s policy, to shareholders investing in the Fund through the financial intermediary. A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries. You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified, or intends to qualify, as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will also distribute net realized capital gains, if any, at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information. Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

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Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements.

Receipt of excess inclusion income by the Fund. Income received by a Fund from equity interests of certain mortgage pooling vehicles, either directly or through an investment in a real estate investment trust (REIT) that holds such interests or qualifies as a taxable mortgage pool, is treated as “excess inclusion income.” In general, this income is required to be allocated to Fund shareholders in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income (1) may not be offset with net operating losses, (2) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is not a disqualified organization (as defined below), and (3) is subject to a 30% U.S. withholding tax to the extent such income is allocable to a shareholder who is not a U.S. person, without regard to otherwise applicable exemptions or rate reductions. The Fund must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on unrelated business taxable income. To the extent that the Fund shares owned by a “disqualified organization” are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of the Fund’s excess inclusion income allocable to them on behalf of the “disqualified organizations.”

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

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Financial highlights

Because The Global Real Estate Securities Fund commenced operations on [            ], 2007, there are no financial highlights to report as of the date of this Prospectus.

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Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Currency exchange rates
The price at which one country’s currency can be converted into another’s. This exchange rate varies almost daily according to a wide range of political, economic and other factors.

Depreciation
A decline in an investment’s value.

Diversification
The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

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Glossary (continued)

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from a fund’s portfolio of securities.

Expense ratio
A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining a fund’s portfolio of securities and distributing its shares. They are paid from a fund’s assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

NASD
The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

Net assets
The total value of all the assets in a fund’s portfolio, less any liabilities.

Net asset value (NAV)
The total value of one mutual fund share, generally equal to a fund’s net assets divided by the number of shares outstanding.

Principal
Amount of money you invest (also called “capital”). Also refers to a bond’s original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

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Real estate investment trusts (REITs)
A real estate investment trust is a company that is usually traded publicly, that manages a portfolio of real estate to make profits for shareholders.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency risk, and interest rate risk. Different investments involve different types and degrees of risk.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes
Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm, or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more information about a fund’s organization, management, investments, policies, and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low-volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high-volatility” investments.

25

Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 362-7500. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

26

Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

CLIENT SERVICES REPRESENTATIVE
800 362-7500

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

  For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE GLOBAL REAL ESTATE SECURITIES FUND SYMBOLS

	CUSIP	Nasdaq
Institutional Class	[ ]	[ ]

Investment Company Act file number: 811-04413

VALUE-EQUITY

Prospectus	[ ], 2007

DELAWARE HEALTHCARE FUND
CLASS A  ■  CLASS C  ■  CLASS R

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware Healthcare Fund	2

How we manage the Fund	page 4
Our investment strategies	4
The securities we typically invest in	5
The risks of investing in the Fund	7
Disclosure of portfolio holdings information	9

Who manages the Fund	page 10
Investment manager	10
Portfolio managers	10
Manager of managers structure	10
Who’s who?	11

About your account	page 12
Investing in the Fund	12
Choosing a share class	12
Dealer compensation	14
Payments to intermediaries	14
How to reduce your sales charge	15
Waivers of Contingent Deferred Sales Charges	17
How to buy shares	18
Fair valuation	20
Retirement Plans	20
Document delivery	20
How to redeem shares	20
Account minimums	21
Special services	22
Frequent trading of Fund shares	23
Dividends, distributions, and taxes	25
Certain management considerations	26

Financial highlights	page 27

Glossary	page 28

Additional information	page 31

1

Profile: Delaware Healthcare Fund

What is the Fund’s investment objective?

The Delaware Healthcare Fund seeks maximum long-term capital growth through capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

Who should invest in the Fund

  Investors seeking a high level of long-term total return

  Investors willing to invest in securities of companies principally engaged in the healthcare and medical industries

  Investors seeking to diversify their equity holdings by adding exposure to the healthcare and medical industries

Who should not invest in the Fund

  Investors unwilling to accept risks of investing in a non-diversified fund that focuses on the healthcare and medical industries

  Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly, over the short term

What are the Fund’s main investment strategies? Under normal circumstances, the Fund will invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce or distribute products or services related to the healthcare or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in the healthcare industry (the “80% policy”). These products and services include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Fund may invest in U.S. and non-U.S. companies across all market capitalizations. The Fund may also invest in companies located in emerging markets. The Fund’s investment objective and 80% policy will be non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund.

Because we concentrate our investments in the healthcare or medical industries, the Fund may be subject to much greater risks of adverse developments within such industries than a fund that invests in a wider variety of industries. The activities of health care companies are strongly affected by government regulation.  Stocks held by the Fund may be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health care companies are also subject to legislative risk, which is the risk of changes in the health care system through legislation. Additionally, health care companies may be funded or subsidized by federal and state governments. If government subsidies are discontinued or reduced, the profitability of these companies could be adversely affected. Health care companies may face lawsuits related to product liability issues. Also, many products and services provided by health care companies are subject to rapid obsolescence. Price changes among stocks in the health care sector are often affected by developments pertaining only to one or a few companies and, as a result, the value of an investment in the Fund may fluctuate significantly over relatively short periods of time.

The Fund is considered “non-diversified” as defined in the Investment Company Act of 1940, as amended (the 1940 Act). That means the Fund may invest more of its net assets in a single security than a “diversified” fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risks and volatility.

Investments in securities of non-U.S. issuers are generally denominated in foreign currencies and involve certain risks not typically associated with investing in U.S. companies. Investments in foreign securities, particularly emerging markets may be adversely affected by political instability, foreign economic conditions or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations. The Fund may be adversely affected by changes in currency rates, which may reduce or eliminate any gains produced by investments, exchange control regulations, and may incur costs in connection with conversions between currencies. If, and to the extent that, we invest in options, futures, forward foreign currency exchange contracts or other derivatives, the Fund will be subject to the special risks associated with those activities. To the extent that the Fund holds a large portion of its assets in cash or short-term debt obligations, it may be unable to achieve its investment goals.

For a more complete discussion of risk, please see “The risks of investing in the Fund” on page [  ].

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has Delaware Healthcare Fund performed?

There is no performance information for the Fund because it had not yet completed a full calendar year of investment operations as of the date of this Prospectus. The Fund’s inception date was [            ], 2007.

What are the Fund’s fees and expenses?	CLASS		A	C	R
Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund. You do not pay sales charges when you buy or sell Class R shares.	Maximum sales charge (load) imposed on purchases as a percentage of offering price		5.75%	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		none[1]	1.00%[2]	none
	Maximum sales charge (load) imposed on reinvested dividends		none	none	none
	Redemption fees		none	none	none
	Exchange fees[3]		none	none	none
	CLASS		A	C	R
Annual fund operating expenses are deducted from the Fund’s assets.	Management fees[4]		[x.xx]%	[x.xx]%	[x.xx]%
	Distribution and service (12b-1) fees		[x.xx]%[5]	[x.xx]%	[x.xx]%[5]
	Other expenses[6]		[x.xx]%	[x.xx]%	[x.xx]%
	Total annual fund operating expenses		[x.xx]%	[x.xx]%	[x.xx]%
	Fee waivers and payments		[x.xx]%	[x.xx]%	[x.xx]%
	Net expenses		[x.xx]%	[x.xx]%	[x.xx]%
	CLASS	A	C	C	R
(if redeemed)
This example is intended to help you compare the cost of
investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the
cumulative amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5% return over the time shown. The Fund’s actual rate of return may be greater or less than the hypothetical 5% return we use here. For Class A and
Class R shares, this example reflects the net operating
expenses with expense waivers for the one-year contractual
period and the total operating expenses without expense
waivers for years two through 10. For Class C shares, this
example assumes that the Fund’s total operating expenses
remain unchanged in each of the periods shown. This is an
example only, and does not represent future expenses, which
may be greater or less than those shown here.	1 year	$ [xxx]	$ [xxx]	$ [xxx]	$ [xxx]
	3 years	$ [xxx]	$ [xxx]	$ [xxx]	$ [xxx]
	5 years	$ [xxx]	$ [xxx]	$ [xxx]	$ [xxx]
	10 years	$ [xxx]	$ [xxx]	$ [xxx]	$ [xxx]

1  A purchase of Class A shares of $1 million or more may be made at net asset value (NAV). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (CDSC) will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
3  Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
4  The investment manager (Manager) has [contracted to waive/voluntarily agreed to waive ] all or a portion of its investment advisory fees and/or reimburse expenses from [         ], 2007 through [       ], 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings and liquidations (collectively, “non-routine expenses”) from exceeding, in an aggregate amount, 1.10% of average daily net assets of the Fund. For purposes for this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.
5  The Fund’s distributor (Distributor) has contracted to limit the Class A and Class R shares’ 12b-1 fees from [       ], 2007 through [       ], 2008 to no more than 0.25% and 0.50%, respectively, of average daily net assets.
6  “Other expenses” are based on estimates for the current fiscal year.

3

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund’s investment objective.

To compare the value of different stocks, the Adviser considers whether the future income stream on a stock is expected to increase faster than, slower than, or in line with the level of inflation. The Adviser then estimates what they think the value of the anticipated future income stream would be worth if such income stream were being paid today. The Adviser believes this gives them an estimate of the stock’s intrinsic value. In addition, the Adviser’s process utilizes a customized quantitative screen and the portfolio manager has created six custom healthcare sub-sectors that groups companies according to common characteristics and is the basis for investment ideas.

The types of securities the Fund may invest in include, but are not limited to: common stocks; preferred stocks; securities having common stock characteristics, such as rights and warrants to purchase common stocks; and American Depository Receipts, Global Receipts and European Depository Receipts.

We do not normally acquire securities for short-term purposes; however, we may take advantage of short-term opportunities that are consistent with the Fund’s investment objectives.

The Fund’s investment objective is non-fundamental. This means that the Board of Trustees (the Board) may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

We strive to achieve maximum long-term capital growth through capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities issued by healthcare companies.

The Adviser will select growth-oriented and value-oriented investments on the basis of the investments’ discount to intrinsic value. When selecting growth-oriented securities, the Adviser typically seeks high growth caused by secular economic factors. These factors may include demographics, economic deregulation and technological developments. When selecting value-oriented securities, the Adviser typically seeks lower valuations caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are key considerations in selecting both growth-oriented and value-oriented securities.

4

The securities we typically invest in	Stocks offer investors the potential for capital appreciation and may pay dividends as well.

Securities	How we use them
Common or ordinary stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.	Under normal circumstances, we will generally invest the Fund’s assets in common or ordinary stocks, some of which may be dividend-paying stocks.
American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.	We may invest in sponsored and unsponsored ADRs, EDRs and GDRs, generally focusing on those whose underlying securities are issued by foreign entities. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security.

Options and futures: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller must go through with the transaction.

Writing a call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future). The owner of the security receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, the Fund would lose out on those gains. A call option written by the Fund is “covered” if the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

If we have stocks that have unrealized gains, we may want to protect those gains when we anticipate adverse conditions. We might use options or futures to neutralize the effect of any price declines, without selling the security. We might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment. We might use this approach if we had excess cash that we wanted to invest quickly.

We might use covered call options if we believe that doing so would help the Fund to meet its investment objectives.

Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal. Despite the ability to utilize options and futures as described above, we do not currently intend to use such transactions often and may determine not to use options and futures at all.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.	Typically, we use repurchase agreements as a short-term investment for our cash position. In order to enter into repurchase agreements, we must have collateral of at least 102% of the repurchase price. Except when we believe a temporary defensive approach is appropriate, we will not hold more than 5% of the Fund’s total assets in cash or other short-term investments. All short-term investments will be rated AAA by Standard & Poor’s (S&P) or Aaa by Moody’s Investors Service (Moody’s) or if unrated, be of comparable quality, based on our evaluation. We will only enter into repurchase agreements in which the collateral is U.S. Government securities.
Investment company securities: In some countries, investments by U.S. mutual funds are generally made by purchasing shares of investment companies that in turn invest in the securities of such countries.

We may hold investment company securities if the portfolio managers believe the country offers good investment opportunities. Such investment companies may be open-end or closed-end investment companies. These investments involve an indirect payment by the Fund’s shareholders of a portion of the expenses of the other investment companies, including their advisory fees.

5

How we manage the Fund (continued)

Securities	How we use them

Foreign currency transactions: A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

Although we value the Fund’s assets daily in U.S. dollars, we do not intend to convert the Fund’s holdings of foreign currencies into U.S. dollars on a daily basis. We are permitted to, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions. We may conduct the Fund’s foreign currency transactions on a cash basis at the rate prevailing in the foreign currency exchange market or through a forward foreign currency exchange contract or forward contract.

We may use forward contracts for defensive hedging purposes to attempt to protect the value of the Fund’s current security or currency holdings. We may also use forward contracts if we have agreed to sell a security and want to “lock-in” the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. We will not use forward contracts for speculative purposes. Despite the ability to utilize foreign currency transactions as described above, we do not currently intend to use such transactions often and may determine not to use foreign currency transactions at all.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as “Rule 144A Securities.” Restricted securities that are determined to be illiquid may not exceed the Fund’s 15% limit on illiquid securities. We may invest without limitation in Rule 144A Securities that are deemed to be liquid.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.	We may invest up to 15% of the Fund’s net assets in illiquid securities.

We may also invest in other securities including convertible securities, warrants, preferred stocks, and bonds. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold a substantial part of the Fund’s assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund’s investment objective. To the extent that the Fund holds these instruments, the Fund may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund’s annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

6

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks and consider the Fund in light of your overall investment plan. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Health care sector risk is the risk that the value of a fund’s shares will be affected by factors particular to the health care and related sectors (such as government regulation) and may fluctuate more widely than that of a fund which invests in a broad range of industries.

To the extent we invest in healthcare companies, we are subject to the risks associated with the healthcare industry. We also monitor the benchmark and its sector weightings to understand the investment trends in the healthcare industry. Investors should carefully consider these risks before investing in the Fund.

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations or investor confidence.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.

We may hold a substantial part of the Fund’s assets in cash or cash equivalents as a temporary, defensive strategy.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

We intend to hold a number of different individual securities, seeking to manage security risk. However, we do concentrate on the healthcare industry. As a consequence, the share price of the Fund may fluctuate in response to factors affecting that industry, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political or regulatory occurrence affecting the healthcare industry.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, inadequate regulatory and accounting standards, or other risks as described in more detail below.

We plan on investing the Fund’s assets in foreign securities, and we strive to manage the risks involved with investing in foreign securities as detailed below and in the SAI.

7

How we manage the Fund (continued)

The risks of investing in the Fund (continued)

Risks	How we strive to manage them

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic structures and markets tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility.

We may invest in emerging market securities. Striving to manage this risk, we carefully screen securities within emerging markets and attempt to consider material risks associated with an individual company or issuer.

Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures or nationalization of assets.

We evaluate the political situations in the countries where we invest and take into account any potential risks before we select securities for the Fund. However, there is no way to eliminate political risk when investing internationally. In emerging markets, political risk is typically more likely to affect the economy and share prices than in developed markets.

Currency risk is the risk that the value of a fund’s investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

We may try to hedge the Fund’s currency risk by purchasing foreign currency exchange contracts. If we agree to purchase or sell foreign securities at a pre-set price on a future date, we may attempt to protect the value of a security the Fund owns from future changes in currency rates. If we have agreed to purchase or sell a security, the Fund may also use foreign currency exchange contracts to “lock-in” the security’s price in terms of U.S. dollars or another applicable currency. We may use forward currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such strategies will be successful or that the Fund will necessarily utilize such strategies. Hedging is typically less practical in emerging markets.

Information risk is the risk that foreign companies may be subject to different accounting, auditing and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the U.S.

We conduct fundamental research on the companies we invest in rather than relying solely on information available through financial reporting. As part of our worldwide research process, we emphasize meetings or direct contact with company officials. The portfolio managers believe this will help them to better uncover any potential weaknesses in individual companies.

Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.	We will attempt to reduce these risks by investing in a number of different countries, noting trends in the economy, industries and financial markets.
Small company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.

We may invest in small companies and would be subject to this risk. Although we typically hold a number of different stocks in order to reduce the impact that one small company stock would have on the Fund, because this is a non-diversified Fund, it is possible that a single small company stock could be a significant holding and subject the Fund to greater risk and volatility.

8

Risks	How we strive to manage them

Transaction costs risk relates to the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, which may be higher than those involved in U.S. securities transactions.

The Fund is subject to this risk. We strive to monitor transaction costs and to choose an efficient trading strategy for the Fund.

Non-diversified funds: Non-diversified investment companies have the flexibility to invest as much as 50% of their assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of a fund’s assets are invested in the securities of a single issuer. Because a non-diversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if the fund were fully diversified.

The Fund is a non-diversified fund and is subject to this risk. Nevertheless, we typically hold securities from a variety of different issuers, representing different sectors of the healthcare industry. We also perform extensive analysis on all securities. We are particularly diligent in reviewing securities that represent a larger percentage of portfolio assets.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.	We limit exposure to illiquid securities to no more than 15% of the Fund’s net assets.

Futures and options risk is the possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that the fund experiences from using the strategy.

We may use futures contracts and options on futures contracts, as well as options on securities for hedging purposes. We limit the amount of the Fund’s assets that may be committed to these strategies. Our obligations related to futures and options transactions will not exceed 20% of the Fund’s total assets and we will not enter into additional futures contracts or options on them if more than 5% of the Fund’s assets would be required as margin deposits or premiums on the options. There is no assurance that such strategies will be successful or that the Fund will necessarily utilize such strategies.

Disclosure of portfolio holdings information	A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

9

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund’s business affairs, and provides daily administrative services. For its services to the Fund, the Manager is entitled to be paid a fee of [____]% of the Fund’s average daily net assets.

Because the Fund recently commenced operations, it has not issued an annual or semiannual shareholder report. Consequently, a discussion of the basis for the Board of Trustees’ approval of the Fund’s investment advisory contract will be available in a future shareholder report.

Portfolio managers

Liu-Er Chen has primary responsibility for making day-to-day investment decisions for the Fund. When making investment decisions for the Fund, Mr. Chen regularly consults with Michael S. Tung.

Liu-Er Chen, CFA, Senior Vice President, Chief Investment Officer – Emerging Markets
Mr. Chen joined Delaware Investments in September 2006 to lead the firm’s international Emerging Markets team. Previously, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He also served as the sole manager of the Evergreen Health Care Fund since its inception in 1999. Mr. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Mr. Chen worked for three years in sales, marketing and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

Michael S. Tung, M.D., Vice President, Equity Analyst
Dr. Tung joined Delaware Investments in November 2006 and covers the technology and healthcare sectors across all regions for the firm’s Emerging Markets team. He spent the prior 20 months as a vice president at the Galleon Group, where he performed fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School. Dr. Tung received bachelor’s degrees in economics and biology, summa cum laude, from George Washington University, where he spent a year at Oxford University in England as one of only three students awarded the Penbroke College Scholarship. He earned his medical doctorate and an MBA from the Tufts University School of Medicine. Dr. Tung is also a licensed physician in the state of Massachusetts.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Manager of managers structure

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

10

Who’s who?	This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund’s investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund’s average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from the fund’s assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund’s management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

11

About your account

Investing in the Fund	You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

	Choosing a share class
CLASS A
  Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.

  If you invest $50,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges and under certain circumstances the sales charge may be waived, as described in “How to reduce your sales charge.”

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class C and Class R shares. See “Dealer compensation” below for further information.

  Class A shares generally are not subject to a CDSC except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

Class A sales charges	The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then current NAV, the percentage rate of sales charge, and rounding.

	Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested
	Less than $50,000	5.75%	6.54%
	$50,000 but under $100,000	4.75%	5.41%
	$100,000 but under $250,000	3.75%	4.31%
	$250,000 but under $500,000	2.50%	3.00%
	$500,000 but under $1 million	2.00%	2.44%
	$1 million or more	None (Limited CDSC may apply)*	None (Limited CDSC may apply)*

	*There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See “Dealer compensation” below for a description of the dealer commission that is paid.

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CLASS C

  Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see “Calculation of Contingent Deferred Sales Charges – Class C” below.

  Under certain circumstances the CDSC may be waived; please see “Waivers of Contingent Deferred Sales Charges” below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% are service fees) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Class R shares.

  Class C shares do not automatically convert to another class.

  You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% (currently limited to 0.50%) of average daily net assets, which is lower than the 12b-1 fee for Class C shares.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

  Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) IRA rollovers from plans that were previously maintained on the Delaware Investments® retirement recordkeeping system or BISYS’s retirement recordkeeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRAs, SEP/IRAs, SAR/SEP IRAs, Roth IRAs, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges – Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

13

About your account (continued)

Dealer compensation	The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	CLASS A1	CLASS C2	CLASS R3
Commission (%)	–	1.00%	–
Investment less than $50,000	5.00%	–	–
$50,000 but less than $100,000	4.00%	–	–
$100,000 but less than $250,000	3.00%	–	–
$250,000 but less than $500,000	2.00%	–	–
$500,000 but less than $1,000,000	1.60%	–	–
$1,000,000 but less than $5,000,000	1.00%	–	–
$5,000,000 but less than $25,000,000	0.50%	–	–
$25,000,000 or more	0.25%	–	–
12b-1 Fee to Dealer	0.30%	1.00%	0.60%

[1] On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% of the 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A shares is 0.30% of average daily net assets. However, the Distributor has contracted to limit this amount to [0.25%] from [  ], 2007 through [  ], 2008.

[2] On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

[3] On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets. [However, the Distributor has contracted to limit this amount to [0.50%] from [  ], 2007 through [  ], 2008. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.60% from the date of purchase, although this rate is currently 0.50%.

Payments to intermediaries

The Distributor, LFD, and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

14

How to reduce your sales charge	We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Fund holdings in any other account, including retirement accounts held indirectly or through an intermediary and the names of qualifying family members and their holdings. Class R shares have no up-front sales charge or CDSC. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Program	How it works	Share class
		A	C
Letter of Intent	Through a Letter of Intent you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.	X	Although the Letter of Intent and Rights of Accumulation do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares to fulfill your Letter of Intent or qualify for Rights of Accumulation.
Rights of Accumulation	You can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.	X
Reinvestment of Redeemed Shares	Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge as noted to the right.	For Class A, you will not have to pay an additional front-end sales charge.	Not available.
SIMPLE IRA, SEP IRA, SAR/SEP, Profit Sharing, Pension, 401(k), SIMPLE 401(k), 403(b)(7), and 457 Retirement Plans	These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.	X	There is no reduction in sales charges for Class C shares for group purchases by retirement plans.

15

About your account (continued)

Buying Class A shares at Net Asset Value	Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

  Shares purchased under the Delaware Investments® Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager or any of its current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into Dealer’s Agreements with the Distributor. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Fund’s Institutional Class.

  Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A NAV agreement with respect to such retirement platforms.

  Purchases by certain legacy bank sponsored retirement plans that meet requirements set forth in the SAI.

  Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

16

Waivers of Contingent Deferred Sales Charges

The Fund’s applicable CDSCs may be waived under the following circumstances:

Share class
Category	A*	C

Redemptions in accordance with a Systematic Withdrawal Plan, provided the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

	X	X
Redemptions that result from the Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.	X	X
Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code (the Code).	X	Not available.
Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Code with respect to that retirement plan.	X	Not available.

Periodic distributions from an IRA (i.e., IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan** (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan) not subject to a penalty under Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code.

	X	X

Returns of Excess Contributions due to any regulatory limit from an IRA (i.e., IRA, Roth IRA, Coverdell Education Savings Account, SIMPLE IRA, SAR/SEP, or SEP/IRA) or a qualified plan (403(b)(7) plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Plan, or 401(k) Defined Contribution Plan).

	X	X
Distributions by other employee benefit plans to pay benefits.	X	Not available.

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Code or a hardship or unforeseen emergency provision in the qualified plan** as described in Treas. Reg. §1.401(k)-1(d)(2) and Section 457(d)(3) of the Code. The systematic withdrawal may be pursuant to Delaware Investments® Funds’ Systematic Withdrawal Plan or a systematic withdrawal permitted by the Code.

	X	X

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform

	X	X

17

About your account (continued)

Waivers of Contingent Deferred Sales Charges (continued)

Share class
Category	A*	C
Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.
Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.	X	X
Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at Net Asset Value” above.	X	Not available.

*

The waiver for Class A shares relates to a waiver of the Limited CDSC. Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

**	Qualified plans that are fully redeemed at the direction of the plan’s fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds’ Web site at www.delawareinvestments.com. Additional information on sales charges can be found in the SAI, which is available upon request.

How to buy shares	Through your financial advisor Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

18

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum initial purchase is $250 and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act, or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum purchase for a Coverdell Education Savings Account (formerly an “Education IRA”) is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day’s closing share price, which is based on the Fund’s NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day’s price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, the NAV may change on days when the shareholders will not be able to purchase or redeem Fund shares. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

19

About your account (continued)

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Retirement plans

In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of the Fund’s prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

20

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our Web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares’ NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days’ written notice to you.

21

About your account (continued)

Special services	To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

	Automatic Investing Plan	The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

	Direct Deposit	With Direct Deposit, you can make additional investments through payroll deductions, recurring government or private payments, such as Social Security, or direct transfers from your bank account.

Electronic Delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment, at any time from anywhere.

Online Account Access

Online Account Access is a password-protected area of the Delaware Investments® Funds’ Web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Wealth Builder Option

With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan

Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund’s prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

22

MoneyLineSM On Demand Service

Through our MoneyLineSM On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum transfer of $25 and a maximum transfer of $100,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service

Through our MoneyLine Direct Deposit Service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan

Through our Systematic Withdrawal Plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

23

About your account (continued)

Frequent trading of Fund shares (continued)

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

24

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund’s frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund’s policy, to shareholders investing in the Fund through the financial intermediary. A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries. You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified, or intends to qualify, as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will also distribute net realized capital gains, if any, at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information. Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

25

About your account (continued)

Dividends, distributions, and taxes (continued)

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations	Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

26

Financial highlights

Because the Fund commenced operations on [            ], 2007, there are no financial highlights to report as of the date of this Prospectus.

27

Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds, or other securities.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to a fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Currency exchange rates
The price at which one country’s currency can be converted into another’s. This exchange rate varies almost daily according to a wide range of political, economic and other factors.

Depreciation
A decline in an investment’s value.

Diversification
The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

28

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from a fund’s portfolio of securities.

Expense ratio
A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining a fund’s portfolio of securities and distributing its shares. They are paid from the fund’s assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

NASD
The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

Net assets
The total value of all the assets in a fund’s portfolio, less any liabilities.

Net asset value (NAV)
The total value of one mutual fund share, generally equal to a fund’s net assets divided by the number of shares outstanding.

Principal
Amount of money you invest (also called capital). Also refers to a bond’s original face value, due to be repaid at maturity.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency risk, and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

29

Glossary (continued)

Share classes
Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm, or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more information about a fund’s organization, management, investments, policies, and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to
Minors Act
Federal and state laws that provide special tax advantages and a simple way to transfer property to a minor.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low-volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high-volatility” investments.

30

Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

31

Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern Time:

■ For fund information, literature, price, yield, and performance figures.

■ For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

■ For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE HEALTHCARE FUND SYMBOLS

	CUSIP	Nasdaq
Class A	[ ]	[ ]
Class C	[ ]	[ ]
Class R	[ ]	[ ]

Investment Company Act file number: 811-04413

  VALUE-EQUITY

Prospectus	[ ], 2007

DELAWARE HEALTHCARE FUND
INSTITUTIONAL CLASS

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS PROSPECTUS, AND ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Fund profile	page 2
Delaware Healthcare Fund	2

How we manage the Fund	page 5
Our investment strategies	5
The securities we typically invest in	6
The risks of investing in the Fund	9
Disclosure of portfolio holdings information	11

Who manages the Fund	page 12
Investment manager	12
Portfolio managers	12
Manager of managers structure	12
Who’s who?	13

About your account	page 14
Investing in the Fund	14
Payments to intermediaries	14
How to buy shares	15
Fair valuation	16
Document delivery	16
How to redeem shares	16
Account minimum	17
Exchanges	17
Frequent trading of Fund shares	18
Dividends, distributions, and taxes	19
Certain management considerations	20

Financial highlights	page 21

Glossary	page 22

Additional information	page 24

Profile: Delaware Healthcare Fund

What is the Fund’s investment objective?

The Delaware Healthcare Fund seeks maximum long-term capital growth through capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

Who should invest in the Fund

  Investors seeking a high level of long-term total return

  Investors willing to invest in securities of companies principally engaged in the healthcare and medical industries

  Investors seeking to diversify their equity holdings by adding exposure to the healthcare and medical industries

Who should not invest in the Fund

  Investors unwilling to accept risks of investing in a non-diversified fund that focuses on the healthcare and medical industries

  Investors who are unwilling to accept that the value of their investment may fluctuate, sometimes significantly, over the short term

What are the Fund’s main investment strategies? Under normal circumstances, the Fund will invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce or distribute products or services related to the healthcare or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in the healthcare industry (the “80% policy”). These products and services include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Fund may invest in U.S. and non-U.S. companies across all market capitalizations. The Fund may also invest in companies located in emerging markets. The Fund’s investment objective and 80% policy will be non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund.

Because we concentrate our investments in the healthcare or medical industries, the Fund may be subject to much greater risks of adverse developments within such industries than a fund that invests in a wider variety of industries. The activities of health care companies are strongly affected by government regulation. Stocks held by the Fund may be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health care companies are also subject to legislative risk, which is the risk of changes in the health care system through legislation. Additionally, health care companies may be funded or subsidized by federal and state governments. If government subsidies are discontinued or reduced, the profitability of these companies could be adversely affected. Health care companies may face lawsuits related to product liability issues. Also, many products and services provided by health care companies are subject to rapid obsolescence. Price changes among stocks in the health care sector are often affected by developments pertaining only to one or a few companies, as a result, the value of an investment in the Fund may fluctuate significantly over relatively short periods of time.

The Fund is considered "non-diversified" as defined in the Investment Company Act of 1940, as amended (the 1940 Act). That means the Fund may invest more of its net assets in a single security than a "diversified" fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risks and volatility.

Investments in securities of non-U.S. issuers are generally denominated in foreign currencies and involve certain risks not typically associated with investing in U.S. companies. Investments in foreign securities, particularly emerging markets securities may be adversely affected by political instability, foreign economic conditions or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations. The Fund may be adversely affected by changes in currency rates, which may reduce or eliminate any gains produced by investments, exchange control regulations, and may incur costs in connection with conversions between currencies. If, and to the extent that, we invest in options, futures, forward foreign currency exchange contracts or other derivatives, the Fund will be subject to the special risks associated with those activities. To the extent that the Fund holds a large portion of its assets in cash or short-term debt obligations, it may be unable to achieve its investment goals.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page [ ].

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

2

How has Delaware Healthcare Fund performed?

There is no performance information for the Fund because it had not yet completed a full calendar year of investment operations as of the date of this Prospectus. The Fund’s inception date was [            ], 2007.

3

Profile: Delaware Healthcare Fund (continued)

What are the Fund’s fees and expenses?	CLASS	INSTITUTIONAL
You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.	Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
	Maximum sales charge (load) imposed on reinvested dividends	none
	Redemption fees	none
	Exchange fees[1]	none
	CLASS	INSTITUTIONAL
Annual fund operating expenses are deducted from the Fund’s assets.	Management fees[2]	[X.XX]%
	Distribution and service (12b-1) fees	none
	Other expenses[2]	[X.XX]%
	Total annual fund operating expenses	[X.XX]%
	CLASS	INSTITUTIONAL

This example is intended to help you compare the cost of
investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the
cumulative amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5% return over the time shown. The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example
assumes that the Fund's total operating expenses remain
unchanged in each of the periods shown. This is an example
only, and does not represent future expenses, which may be
greater or less than those shown here.

	1 year	[$XX]
	3 years	[$XX]
	5 years	[$XX]
	10 years	[$XX]

1 Exchanges are subject to the requirements of each Delaware Investments® Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
2 The investment manager (Manager) has [contracted to waive/voluntarily agreed to waive ] all or a portion of its investment advisory fees and/or reimburse expenses from [            ], 2007 through [            ], 2008 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings and liquidations [collectively, “non-routine expenses”]) from exceeding, in an aggregate amount, [ 1.10%] of average daily net assets of the Fund. For purposes for this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.
3 “Other expenses” are based on estimates for the current fiscal year.

4

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund's investment objective.

To compare the value of different stocks, the Adviser considers whether the future income stream on a stock is expected to increase faster than, slower than, or in line with the level of inflation. The Adviser then estimates what they think the value of the anticipated future income stream would be worth if such income stream were being paid today. The Fund believes this gives them an estimate of the stock's intrinsic value. In addition, the Adviser’s process utilizes a customized quantitative screen and the Adviser has created six custom healthcare sub-sectors that groups companies according to common characteristics and is the basis for investment ideas.

The types of securities the Fund may invest in include, but are not limited to: common stocks; preferred stocks; securities having common stock characteristics, such as rights and warrants to purchase common stocks; and American Depository Receipts, Global Receipts and European Depository Receipts.

We do not normally acquire securities for short-term purposes; however, we may take advantage of short-term opportunities that are consistent with the Fund’s investment objectives.

The Fund's investment objective is non-fundamental. This means that the Board of Trustees (the Board) may change the Fund’s objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders at least 60 days before the change in the objective became effective.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

We strive to achieve maximum long-term capital growth through capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities issued by healthcare companies.

The Adviser will select growth-oriented and value-oriented investments on the basis of the investments’ discount to intrinsic value. When selecting growth-oriented securities, the Adviser typically seeks high growth caused by secular economic factors. These factors may include demographics, economic deregulation and technological developments. When selecting value-oriented securities, the Adviser typically seeks lower valuations caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are key considerations in selecting both growth-oriented and value-oriented securities.

5

How we manage the Fund (continued)

The securities we typically invest in	Stocks offer investors the potential for capital appreciation and may pay dividends as well.

Securities	How we use them
Common or ordinary stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation's profits proportionate to the number of shares they own.	Under normal circumstances, we will generally invest the Fund's assets in common or ordinary stocks, some of which may be dividend-paying stocks.
American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent an ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.	We may invest in sponsored and unsponsored ADRs, EDRs and GDRs, generally focusing on those whose underlying securities are issued by foreign entities. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security.

Options and futures: Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction; the seller must go through with the transaction.

Writing a call option on a security obligates the owner of the security to sell it at an agreed upon price on an agreed upon date (usually no more than nine months in the future). The owner of the security receives a premium payment from the purchaser of the call, but if the security appreciates to a price greater than the agreed upon selling price, the Fund would lose out on those gains. A call option written by the Fund is "covered" if the Fund owns the security underlying the option or has an absolute and immediate right to acquire that security without additional cash consideration.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be derivative securities.

If we have stocks that have unrealized gains, we may want to protect those gains when we anticipate adverse conditions. We might use options or futures to neutralize the effect of any price declines, without selling the security. We might also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment. We might use this approach if we had excess cash that we wanted to invest quickly.

We might use covered call options if we believe that doing so would help the Fund to meet its investment objectives.

Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal. Despite the ability to utilize options and futures as described above, we do not currently intend to use such transactions often and may determine not to use options and futures at all.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Repurchase agreements: An agreement between a buyer of securities, such as a fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.	Typically, we use repurchase agreements as a short-term investment for our cash position. In order to enter into repurchase agreements, we must have collateral of at least 102% of the repurchase price. Except when we believe a temporary defensive approach is appropriate, we will not hold more than 5% of the Fund’s total assets in cash or other short-term investments. All short-term investments will be rated AAA by Standard & Poor's (S&P) or Aaa by Moody's Investors Service (Moody’s) or if unrated, be of comparable quality, based on our evaluation. We will only enter into repurchase agreements in which the collateral is U.S. Government securities.

6

Securities	How we use them
Investment company securities: In some countries, investments by U.S. mutual funds are generally made by purchasing shares of investment companies that in turn invest in the securities of such countries.	We may hold investment company securities if the portfolio managers believe the country offers good investment opportunities. Such investment companies may be open-end or closed-end investment companies. These investments involve an indirect payment by the Fund's shareholders of a portion of the expenses of the other investment companies, including their advisory fees.
Foreign currency transactions: A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency on a fixed future date at a price that is set at the time of the contract. The future date may be any number of days from the date of the contract as agreed by the parties involved.

Although we value the Fund’s assets daily in U.S. dollars, we do not intend to convert the Fund’s holdings of foreign currencies into U.S. dollars on a daily basis. We are permitted to, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency exchange transactions. We may conduct the Fund’s foreign currency transactions on a cash basis at the rate prevailing in the foreign currency exchange market or through a forward foreign currency exchange contract or forward contract.

We may use forward contracts for defensive hedging purposes to attempt to protect the value of the Fund's current security or currency holdings. We may also use forward contracts if we have agreed to sell a security and want to "lock-in" the price of that security, in terms of U.S. dollars. Investors should be aware of the costs of currency conversion. We will not use forward contracts for speculative purposes. Despite the ability to utilize foreign currency transactions as described above, we do not currently intend to use such transactions often and may determine not to use foreign currency transactions at all.

Restricted securities: Privately placed securities whose resale is restricted under U.S. securities laws.

We may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed the Fund's 15% limit on illiquid securities. We may invest without limitation in Rule 144A Securities that are deemed to be liquid.

Illiquid securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.	We may invest up to 15% of the Fund's net assets in illiquid securities.

We may also invest in other securities including convertible securities, warrants, preferred stocks and bonds. Please see the Statement of Additional Information (SAI) for additional descriptions of these securities, as well as those listed in the table above.

7

How we manage the Fund (continued)

Lending securities We may lend up to 25% of the Fund’s assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund’s securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect the changes in the value of loaned securities. These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed-delivery basis We may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. We will designate cash or securities in amounts sufficient to cover the Fund’s obligations, and will value the designated assets daily.

Borrowing from banks We may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. We will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective.

Temporary defensive positions For temporary defensive purposes, we may hold a substantial part of the Fund's assets in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund's investment objective. To the extent that the Fund holds these instruments, the Fund may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund's annual portfolio turnover will not exceed 100%. It is possible, however, that portfolio turnover will be higher than expected. A turnover rate of 100% would occur if, for example, the Fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

8

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks and consider the Fund in light of your overall investment plan. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Risks	How we strive to manage them

Health care sector risk is the risk that the value of a fund’s shares will be affected by factors particular to the health care and related sectors (such as government regulation) and may fluctuate more widely than that of a fund which invests in a broad range of industries.

To the extent we invest in healthcare companies, we are subject to the risks associated with the healthcare industry. We also monitor the benchmark and its sector weightings to understand the investment trends in the healthcare industry. Investors should fully consider these risks before investing in the Fund.

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations or investor confidence.

We maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time regardless of interim market fluctuations. We do not try to predict overall market movements. Although we may hold securities for any amount of time, we generally do not trade for short-term purposes.

We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.

Industry and security risk: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

We intend to hold a number of different individual securities, seeking to manage security risk. However, we do concentrate on the healthcare industry. As a consequence, the share price of the Fund may fluctuate in response to factors affecting that industry, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political or regulatory occurrence affecting the healthcare industry.

Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, inadequate regulatory and accounting standards, or other risks as described in more detail below.

We plan on investing the Fund's assets in foreign securities, and we strive to manage the risks involved with investing in foreign securities as detailed below and in the SAI.

9

How we manage the Fund (continued)

The risks of investing in the Fund (continued)

Risks	How we strive to manage them

Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic structures and markets tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility.

We may invest in emerging market securities. Striving to manage this risk, we carefully screen securities within emerging markets and attempt to consider material risks associated with an individual company or issuer.

Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures or nationalization of assets.

We evaluate the political situations in the countries where we invest and take into account any potential risks before we select securities for the Fund. However, there is no way to eliminate political risk when investing internationally. In emerging markets, political risk is typically more likely to affect the economy and share prices than in developed markets.

Currency risk is the risk that the value of a fund's investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase any losses.

We may try to hedge the Fund’s currency risk by purchasing foreign currency exchange contracts. If we agree to purchase or sell foreign securities at a pre-set price on a future date, we may attempt to protect the value of a security the Fund owns from future changes in currency rates. If we have agreed to purchase or sell a security, the Fund may also use foreign currency exchange contracts to "lock-in" the security's price in terms of U.S. dollars or another applicable currency. We may use forward currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no assurance that such strategies will be successful or that the Fund will necessarily utilize such strategies. Hedging is typically less practical in emerging markets.

Information risk is the risk that foreign companies may be subject to different accounting, auditing and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the U.S.

We conduct fundamental research on the companies we invest in rather than relying solely on information available through financial reporting. As part of our worldwide research process, we emphasize meetings or direct contact with company officials. The portfolio managers believe this will help them to better uncover any potential weaknesses in individual companies.

Inefficient market risk is the risk that foreign markets may be less liquid, have greater price volatility, less regulation, and higher transaction costs than U.S. markets.	We will attempt to reduce these risks by investing in a number of different countries, noting trends in the economy, industries and financial markets.

10

Risks	How we strive to manage them
Small company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.

We may invest in small companies and would be subject to this risk. Although we typically hold a number of different stocks in order to reduce the impact that one small company stock would have on the Fund, because this is a non-diversified Fund, it is possible that a single small company stock could be a significant holding and subject the Fund to greater risk and volatility.

Transaction costs risk relates to the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, which may be higher than those involved in U.S. securities transactions.

The Fund is subject to this risk. We strive to monitor transaction costs and to choose an efficient trading strategy for the Fund.

Non-diversified funds: Non-diversified investment companies have the flexibility to invest as much as 50% of their assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of the fund must be diversified so that no more than 5% of a fund's assets are invested in the securities of a single issuer. Because a non-diversified fund may invest its assets in fewer issuers, the value of fund shares may increase or decrease more rapidly than if the fund were fully diversified.

The Fund is a non-diversified fund and is subject to this risk. Nevertheless, we typically hold securities from a variety of different issuers, representing different sectors of the healthcare industry. We also perform extensive analysis on all securities. We are particularly diligent in reviewing securities that represent a larger percentage of portfolio assets.

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price that a fund has valued them.	We limit exposure to illiquid securities to no more than 15% of the Fund's net assets.

Futures and options risk is the possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that the fund experiences from using the strategy.

We may use futures contracts and options on futures contracts, as well as options on securities for hedging purposes. We limit the amount of the Fund's assets that may be committed to these strategies. Our obligations related to futures and options transactions will not exceed 20% of the Fund's total assets and we will not enter into additional futures contracts or options on them if more than 5% of the Fund's assets would be required as margin deposits or premiums on the options. There is no assurance that such strategies will be successful or that the Fund will necessarily utilize such strategies.

Disclosure of portfolio holdings information	A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

11

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company (Manager), a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs, and provides daily administrative services. For its services to the Fund, the Manager is entitled to be paid a fee of [_____]% of the Fund’s average daily net assets.

Because the Fund recently commenced operations, it has not issued an annual or semiannual shareholder report. Consequently, a discussion of the basis for the Board of Trustees' approval of the Fund's investment advisory contract will be available in a future shareholder report.

Portfolio managers

Liu-Er Chen has primary responsibility for making day-to-day investment decisions for the Fund. When making investment decisions for the Fund, Mr. Chen regularly consults with Michael S. Tung.

Liu-Er Chen, CFA, Senior Vice President, Chief Investment Officer – Emerging Markets
Mr. Chen joined Delaware Investments in September 2006 to lead the firm’s international Emerging Markets team. Previously, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He also served as the sole manager of the Evergreen Health Care Fund since its inception in 1999. Mr. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Mr. Chen worked for three years in sales, marketing and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

Michael S. Tung, M.D., Vice President, Equity Analyst
Dr. Tung joined Delaware Investments in November 2006 and covers the technology and healthcare sectors across all regions for the firm’s Emerging Markets team. He spent the prior 20 months as a vice president at the Galleon Group, where he performed fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School. Dr. Tung received bachelor’s degrees in economics and biology, summa cum laude, from George Washington University, where he spent a year at Oxford University in England as one of only three students awarded the Penbroke College Scholarship. He earned his medical doctorate and an MBA from the Tufts University School of Medicine. Dr. Tung is also a licensed physician in the state of Massachusetts.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

Manager of managers structure

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Fund’s Board, for overseeing the Fund’s sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund’s Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund’s portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

12

Who’s who?	This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others that perform services for the fund. Generally, at least 40% of the board of trustees must be independent of a fund's investment manager and distributor. However, the Fund relies on certain exemptive rules adopted by the SEC that require its Board of Trustees to be comprised of a majority of such independent Trustees. These independent Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs. Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's average daily net assets. The investment manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Financial intermediary wholesaler Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of fund shares through broker/dealers, financial advisors, and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called “transfer agents”) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

13

About your account

Investing in the Fund	Institutional Class shares are available for purchase only by the following:

  retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

  tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with the distributor (Distributor);

  institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

  a bank, trust company, or similar financial institution investing for its own account or for the accounts of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered investment advisors investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

  certain plans qualified under Section 529 of the Internal Revenue Code (Code) for which the Fund’s Manager, Distributor, service agent, or one or more of their affiliates provide recordkeeping, administrative, investment management, marketing, distribution, or similar services; or

  programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class shares.

Payments to Intermediaries

The Distributor, LFD, and their affiliates may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, sales persons, and customers (distribution assistance). The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the net asset value (NAV) or the price of the Fund’s shares.

For more information, please see the Fund’s SAI.

14

How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that all purchases by mail into your account or into a new account will not be accepted until such purchase orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

Through your financial advisor Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern Time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each Class of the Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each Class of the Fund is calculated by subtracting the liabilities of each Class from its total assets and dividing the resulting number by the number of shares outstanding for that Class. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. We price fixed income securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

15

About your account (continued)

Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broader stock market indices. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

Subject to the Board’s oversight, the Fund’s Board has delegated responsibility for valuing the Fund’s assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Delaware Investments® Fund as another person or entity at your address, we send you one copy of the Fund’s prospectus and annual and semiannual reports to that address unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Fund. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 362-7500 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to the Fund) by mail by writing to: Delaware Investments, P.O. Box 219656, Kansas City, MO 64121-9656. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that all redemption requests from your account by mail will not be accepted until such redemption orders are received by Delaware Investments at P.O. Box 219656, Kansas City, MO 64121-9656 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

16

How to redeem shares (continued)

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum	If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges	You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. We may refuse the purchase side of any exchange request if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

 17

About your account (continued)

Frequent trading of Fund shares

The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund’s Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” – that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund’s market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

Redemptions will continue to be permitted in accordance with the Fund’s current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a contingent deferred sales charge, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund’s monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund’s shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund’s market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund’s shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund’s performance if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (typically, 4:00 p.m. Eastern Time). Developments that occur between the closing of the foreign market and a fund’s NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate a fund’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

18

Transaction monitoring procedures The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund’s market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund’s monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund’s frequent trading policy with respect to an omnibus account, the Fund or its agents may require the financial intermediary to impose its frequent trading policy, rather than the Fund’s policy, to shareholders investing in the Fund through the financial intermediary. A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Fund. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Fund’s ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries. You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account’s authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and Distributions. The Fund has qualified, or intends to qualify, as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will also distribute net realized capital gains, if any, at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information. Use the information on your corrected Form 1099-DIV, not the information on your statement, for tax returns.

Avoid “Buying A Dividend.” If you are a taxable investor and invest in the Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

19

About your account (continued)

Dividends, distributions, and taxes (continued)

Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax, and are subject to special U.S. tax certification requirements.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations	Investments by fund of funds and similar investment vehicles The Fund may accept investments from funds of funds, including those offered by the Delaware Investments® Funds, as well as from similar investment vehicles, such as 529 Plans. A “529 Plan” is a college savings program that operates under Section 529 of the Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

20

Financial highlights

Because the Fund commenced operations on [            ], 2007, there are no financial highlights to report as of the date of this Prospectus.

21

Glossary

How to use this glossary

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text, please check the glossary.

Amortized cost
Amortized cost is a method used to value a fixed income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund’s portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Compounding
Earnings on an investment’s previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Currency exchange rates
The price at which one country’s currency can be converted into another’s. This exchange rate varies almost daily according to a wide range of political, economic and other factors.

Depreciation
A decline in an investment’s value.

Diversification
The process of spreading investments among a number of different securities, asset classes, or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from a fund’s portfolio of securities.

Expense ratio
A mutual fund’s total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment, and expenses related to maintaining a fund’s portfolio of securities and distributing its shares. They are paid from a fund’s assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker, accountant, planner, or insurance agent) who analyzes clients’ finances and prepares personalized programs to meet objectives.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

22

Management fee
The amount paid by a mutual fund to the investment manager for management services, expressed as an annual percentage of the fund’s average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and a market price per share of $10 has a market capitalization of $10 million.

NASD
The National Association of Securities Dealers, Inc., which is responsible for regulating the securities industry.

Net assets
The total value of all the assets in a fund’s portfolio, less any liabilities.

Net asset value (NAV)
The total value of one mutual fund share, generally equal to a fund’s net assets divided by the number of shares outstanding.

Principal
Amount of money you invest (also called “capital”). Also refers to a bond’s original face value, due to be repaid at maturity.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services, and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency risk, and interest rate risk. Different investments involve different types and degrees of risk.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual funds.

Share classes
Different classifications of shares. Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm, or other financial institution that a customer’s signature is valid. Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment’s volatility; for mutual funds, measures how much a fund’s total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A document that provides more information about a fund’s organization, management, investments, policies, and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains, and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered “low-volatility” investments, whereas those investments that generally go up or down in value in relatively large amounts are considered “high-volatility” investments.

23

Additional information

Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period covered by the report. You can find more information about the Fund in the current SAI, which we have filed electronically with the SEC and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI or the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 362-7500. The Fund’s SAI and annual and semiannual reports to shareholders are also available, free of charge, through the Fund’s Web site (www.delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 551-8090.

24

Contact information

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

CLIENT SERVICES REPRESENTATIVE
800 362-7500

DELAPHONE SERVICE
800 362-FUND (800 362-3863)

■ For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this Touch-Tone® service.

DELAWARE HEALTHCARE FUND SYMBOLS

	CUSIP	Nasdaq
Institutional Class	[ ]	[ ]

Investment Company Act file number: 811-04413

STATEMENT OF ADDITIONAL INFORMATION
[             , 2007]

DELAWARE GROUP EQUITY FUNDS IV

Delaware Global Real Estate Securities Fund
Delaware Healthcare Fund

2005 Market Street
Philadelphia, PA 19103-7094

     This Statement of Additional Information (“Part B”) describes shares of Delaware Global Real Estate Securities Fund and Delaware Healthcare Fund (collectively, the “Funds”), which are a series of Delaware Group Equity Funds IV (the “Trust”). Each Fund offers Class A, Class C and Class R shares (together, the “Fund Classes”), and Institutional Class Shares. All references to “shares” in this Part B refer to all classes of shares of the Funds except where noted. The Funds’ investment advisor is Delaware Management Company, a series of Delaware Management Business Trust (the “Manager”).

     This Part B supplements the information contained in the current Prospectuses for the Funds, dated [             , 2007], as they may be amended from time to time. This Part B should be read in conjunction with the applicable Prospectus. This Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Prospectus. A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Funds’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at 2005 Market Street, Philadelphia, PA 19103-7094 or by calling 800 523-1918. The Funds’ financial statements, the notes relating thereto, the financial highlights and the report of the independent registered public accounting firm are incorporated by reference from the Annual and Semiannual Reports, when available, into this Part B. The Annual and Semiannual Reports, when available, will accompany any request for Part B. The Annual and Semiannual Reports, when available, can be obtained, without charge, by calling the Trust at 800 523-1918.

	Page		Page
Cover Page	1	Purchasing Shares	31
Organization and Classification	2	Investment Plans	38
Investment Objectives, Restrictions and Policies	2	Determining Offering Price and Net Asset Value	41
Investment Strategies and Risks	3	Redemption and Exchange	42
Disclosure of Portfolio Holdings	16	Dividends, Distributions and Taxes	48
Management of the Trust	18	Performance	57
Investment Manager and Other Service Providers	23	Financial Statements	57
Portfolio Managers	25	Principal Holders	57
Trading Practices and Brokerage	28
Capital Structure	29

ORGANIZATION AND CLASSIFICATION

     The Trust was originally organized as a Maryland corporation in 1985 and was subsequently reorganized as a Delaware statutory trust on December 17, 1999.

Classification
     The Trust is an open-end management investment company. The Funds are “non-diversified” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). A non-diversified portfolio is believed to be subject to greater risk because adverse effects on an investment held by the Funds may affect a larger portion of their respective overall assets and subject them to greater risks and volatility.

INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES

Investment Objective
     Each Fund’s investment objective is described in the Prospectuses. Each Fund’s investment objective is non-fundamental, and may be changed without shareholder approval. However, the Trust’s Board of Trustees must approve any changes to non-fundamental investment objectives and the Funds will notify shareholders prior to a change in the Funds’ investment objective.

Fundamental Investment Restrictions
     The Trust has adopted the following restrictions for the Funds, which cannot be changed without approval by the holders of a “majority” of the Funds’ outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

     Each Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that: (i) this restriction does not limit Delaware Real Estate Securities Fund from concentrating its investments in the real estate industry or related industries; (ii) Delaware Healthcare Fund from concentrating its investments in the healthcare and medical industries; or (iii) the Funds from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

     2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3. Underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

     4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     6. Make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
     In addition to the fundamental investment restrictions described above, and the various general investment policies described in the Prospectuses, the Funds will be subject to the following investment restriction, which is considered non-fundamental and may be changed by the Board of Trustees without shareholder approval: The Funds shall not invest more than 15% of their respective net assets in securities which they cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Funds have valued the investment.

     For purposes of the Funds’ concentration policy, the Funds intend to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

Portfolio Turnover
     Portfolio trading will be undertaken principally to accomplish each Fund’s investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code, as amended (the Code) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Funds’ investment objectives. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving the Funds’ investment objective.

     The portfolio turnover rate tells you the amount of trading activity in the Funds. A turnover rate of 100% would occur, for example, if all of the Funds’ investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of the Funds’ shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, the Funds may hold securities for any period of time. The Funds generally expect to have a portfolio turnover rate below 100%.

INVESTMENT STRATEGIES AND RISKS

     Each Fund’s investment objectives, strategies and risks are described in the Prospectuses. Certain additional information is provided below. All investment strategies of the Funds are non-fundamental and may be changed without shareholder approval, except those identified below as fundamental restrictions.

Convertible Debt and Non-Traditional Equity Securities
     A portion of the Funds’ assets may be invested in convertible securities. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible debt securities are senior to common stocks in a corporation’s capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible debt securities provide a fixed-income stream and the opportunity, through a conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security’s underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security’s underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

     The Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock (“PERCS”), which provide an investor, such as the Funds, with the opportunity to earn higher dividend income than is available on a company’s common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer’s common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer’s common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     The Funds may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three- to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Depositary Receipts
     The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. “Sponsored” ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and “unsponsored” ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. ADRs, EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds’ limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Foreign Currency Transactions
     Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Funds may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a “forward foreign currency” contract or “forward” contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

     The Funds may enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Funds may be able to protect themselves against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking to market each day at daily exchange rates.

     The Funds will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Funds’ securities or other assets denominated in that currency.

     At the maturity of a forward contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Funds may realize a gain or loss from currency transactions.

     The Funds also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar value of foreign securities held by the Funds and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Funds will be covered, which means that the Funds will own the underlying foreign currency. With respect to put options on foreign currency written by the Funds, the Funds will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Funds will be required to pay upon exercise of the put.

     As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Funds’ position, the Funds may forfeit the entire amount of the premium plus related transaction costs.

Foreign Securities
     Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Funds’ Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of each Fund permits it to enter into forward foreign currency exchange contracts in order to hedge the Funds’ holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

Futures
     The Funds may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities or foreign currencies, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Funds enter into a futures transaction, they must deliver to the futures commission merchant selected by the Funds an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in an account at the Funds’ custodian bank. Thereafter, a “variation margin” may be paid by the Funds to, or drawn by the Funds from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

     In addition, when the Funds engage in futures transactions, to the extent required by the SEC, they will maintain with their custodian bank, assets in a segregated account to cover their obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Funds with respect to such futures contracts.

     The Funds may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, the Funds might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Funds. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Funds would increase at approximately the same rate, thereby keeping the net asset value of the Funds from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Funds could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Funds could then buy debt securities on the cash market.

     With respect to options on futures contracts, when the Funds are not fully invested, they may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Funds are not fully invested, they may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

     The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Funds will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Funds’ holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Funds will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Funds intend to purchase.

     If a put or call option the Funds have written is exercised, the Funds will incur a loss which will be reduced by the amount of the premium they receive. Depending on the degree of correlation between changes in the value of their portfolio securities and changes in the value of their futures positions, the Funds’ losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, the Funds will purchase a put option on a futures contract to hedge the Funds’ portfolio against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected direction, the Funds may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Funds are hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in their portfolios and interest rates decrease instead, the Funds will lose part or all of the benefit of the increased value of its securities which it has because they will have offsetting losses in its futures position. In addition, in such situations, if the Funds had insufficient cash, they may be required to sell securities from their portfolios to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Funds may be required to sell securities at a time when it may be disadvantageous to do so.

     Further, with respect to options on futures contracts, the Funds may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Investment Company Securities
     The Funds are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Funds may not operate as a “fund of funds” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a “fund of funds.” Investments in other investment companies would involve the Funds’ pro rata payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act’s limitations, a Fund generally may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund’s total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund’s total assets in shares of other investment companies. These percentage limitations also apply to the Funds’ investments in unregistered investment companies.

Mortgage-Backed Securities
     Delaware Global Real Estate Securities Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by government sponsored corporations. Those securities include, but are not limited to, Government National Mortgage Association (“GNMA”) certificates. Such securities differ from other fixed-income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Fund received from prepayments may be reinvested at the prevailing interest rates which may be lower than the rate of interest that had previously been earned.

     The Fund also may invest in collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. To the extent any privately-issued CMOs or REMICs in which the Fund may invest are considered by the SEC to be investment companies, the Funds will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

     The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. These mortgages may be supported by various types of insurance, may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantees do not extend to the mortgage-backed securities’ value, which is likely to vary inversely with fluctuations in interest rates. These certificates are in most cases “pass-through” instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund may reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses.

     Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Fund may invest.

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “interest-only” class), while the other class will receive all of the principal (the “principal-only” class). The yield to maturity on an interest-only class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

     Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities are generally illiquid and to such extent, together with any other illiquid investments, will not exceed 15% of the Fund’s net assets.

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. The Fund may invest in such private-backed securities but, the Fund will do so only if: (i) the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) currently, they are rated at the time of purchase in the two highest grades by a nationally recognized statistical rating agency.

Options
     The Funds may purchase call options or purchase put options and will not engage in option strategies for speculative purposes.

     The Funds may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on the Funds’ ability to effectively hedge its securities. The Funds will not, however, invest more than 15% of their respective net assets in illiquid securities.

     Purchasing Call Options: The Funds may purchase call options to the extent that premiums paid by the Funds do not aggregate more than 2% of the Funds’ total assets.

     When the Funds purchase a call option, in return for a premium paid by the Funds to the writer of the option, the Funds obtain the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Funds may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     The Funds may, following the purchase of a call option, liquidate their position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Funds will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Funds will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although the Funds will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds.

     Purchasing Put Options: The Funds may invest up to 2% of its total assets in the purchase of put options. The Funds will, at all times during which they hold a put option, own the security covered by such option.

     A put option purchased by the Funds gives them the right to sell one of their securities for an agreed price up to an agreed date. The Funds intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options will allow the Funds to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Funds will lose the value of the premium paid. The Funds may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     The Funds may sell a put option purchased on individual portfolio securities. Additionally, the Funds may enter into closing sale transactions. A closing sale transaction is one in which the Funds, when they are the holders of an outstanding option, liquidate their position by selling an option of the same series as the option previously purchased.

Options on Foreign Currencies
     The Funds may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Funds may purchase put options on the foreign currency. If the value of the currency does decline, the Funds will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Funds may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Funds deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Funds could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     The Funds may write options on foreign currencies for the same types of hedging purposes. For example, where the Funds anticipate a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, they could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Funds could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Funds to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Funds would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Funds also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

     The Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by the Funds are “covered” if the Funds own the underlying foreign currency covered by the call or have an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Funds have a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Funds in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

     With respect to writing put options, at the time the put is written, the Funds will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Funds will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Funds have purchased a closing put of the same series as the one previously written.

     In order to comply with the securities laws of one state, the Funds will not write put or call options if the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold exceed 25% of the Funds’ respective net assets. Should state laws change or the Trust receives a waiver of its application for the Funds, the Funds reserves the right to increase this percentage.

Options on Stock Indices
     A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Funds on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

     As with stock options, the Funds may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

     A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard and Poor’s 500® Composite Stock Price Index (“S&P 500”) or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100 Index (“S&P 100”). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on domestic exchanges such as: The Chicago Board Options Exchange, the New York Stock Exchange and American Stock Exchange as well as on foreign exchanges.

     The Funds’ ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Funds’ portfolio securities. Since the Funds will not duplicate the components of an index, the correlation will not be exact. Consequently, the Funds bear the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

     Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on the Funds’ ability effectively to hedge its securities. The Funds will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained and to take advantage of the liquidity available in the option markets.

Portfolio Loan Transactions
     The Funds may loan up to 25% of their respective assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

     It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Funds from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds; 3) the Funds must be able to terminate the loan after notice, at any time; 4) the Funds must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Funds may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the Board of Trustees of the Trust knows that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

     The major risk to which the Funds would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Real Estate Investment Trusts (REITs)
     The Global Real Estate Securities Fund’s investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include U.S. long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by U.S. federal regulations concerning the health care industry.

     REITs (especially mortgage REITs) are also subject to interest rate risks— when interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Repurchase Agreements
     While the Funds are permitted to do so, they normally do not invest in repurchase agreements, except to invest cash balances.

     The funds in the Delaware Investments® family (each a “Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds”) have obtained an exemption from the SEC (the “Order”) from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain Delaware Investments® Funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

     A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser’s holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Funds, if any, would be the difference between the repurchase price and the market value of the security. The Funds will limit its investments in repurchase agreements to those which the Manager determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund’s yield under such agreements which is monitored on a daily basis.

Rule 144A Securities
     The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

     Investing in Rule 144A Securities could have the effect of increasing the level of the Funds’ illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that a Fund has no more than 15% of its net assets in illiquid securities.

Short-Term Investments
     The short-term investments in which the Funds may invest include, but are not limited to:

     (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Funds, and time deposits maturing from two business days through seven calendar days will not exceed 15% of a Fund’s net assets. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

     The Funds will not invest in any security issued by a commercial bank unless: (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally recognized statistical rating organization;

     (2) Commercial paper with the highest quality rating by a nationally recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody’s) or, if not so rated, of comparable quality as determined by the Manager;

     (3) Short-term corporate obligations with the highest quality rating by a nationally recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody’s) or, if not so rated, of comparable quality as determined by the Manager;

     (4) U.S. government securities (see “U.S. Government Securities”); and

     (5) Repurchase agreements collateralized by securities listed above

U.S. Government Securities
     The U.S. government securities in which the Funds may invest for temporary purposes and otherwise (see “Investment Restrictions” and the Prospectuses for additional information), include a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or sponsored by the U.S. government.

     U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the GNMA, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury, if needed to service its debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association (FNMA), are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase only certain limited amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

     Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

     An instrumentality of a U.S. government agency is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the FNMA.

Warrants
     The Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that the Funds could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed Delivery Securities
     The Funds may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Funds designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Funds enter into the commitment and no interest accrues to the Funds until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Zero Coupon and Pay-In-Kind Bonds
     Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or pay value. Pay-In-Kind (“PIK”) bonds pay interest through the issuance to holders of additional securities. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds and to have certain tax consequences which could, under certain circumstances, be adverse to the Funds. Investments in zero coupon or PIK bonds would require the Funds to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Funds may be required to sell securities in its portfolio that it otherwise might have continued to hold or to borrow. These rules could affect the amount, timing and tax character of income distributed to you by the Funds.

Special Risk Considerations
     Foreign Securities Risks. The Funds have the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

     In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States’ generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

Further, the Funds may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

     Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Funds invest. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the Manager does not believe that any current repatriation restrictions would affect its decision to invest in such countries. Countries such as those in which the Funds may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government’s policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer’s ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

     As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, the Funds may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

     Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

     It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Funds are obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Funds are obligated to deliver.

DISCLOSURE OF PORTFOLIO HOLDINGS

     Each Fund has adopted a policy generally prohibiting providing portfolio holdings information to any person until after the Funds disseminate their monthly statement to shareholders. We provide a list of the Funds’ holdings on the shareholder’s monthly statement, and then afterwards portfolio holdings information will be made available to the public who can get such information via phone by calling 800 231-8002.

     Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with a Funds’ holdings information in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Funds are provided with the Funds’ holdings only to the extent necessary to perform services under agreements relating to the Funds.

     Third-party rating agencies and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than described above. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ securities holdings). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, the Manager nor any affiliate receives any compensation or consideration with respect to these agreements.

     To protect shareholders’ interests and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

     The Trust’s Board of Trustees will be notified of any substantial changes to the foregoing procedures. The Funds’ Board of Trustees also receives an annual report from the Trust’s Chief Compliance Officer on the adequacy of the Trust’s compliance with these procedures.

MANAGEMENT OF THE TRUST

Officers and Trustees
     The business and affairs of the Trust are managed under the direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® Funds. As of the date of this Part B, the Trust’s officers and Trustees did not own any shares of any Class of the Funds because no shares of the Funds were outstanding. The Trust’s Trustees and principal officers are noted below along with their dates of birth and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death or removal.

				Number of
				Portfolios in
				Fund Complex
				Overseen by	Other
				Trustee/	Directorships Held
Name, Address, and	Position(s) Held	Length of Time	Principal Occupation(s) During	Director or	by Trustee/
Birthdate	with the Trust	Served	Past 5 Years	Officer	Director or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and	Mr. Coyne has served in various	83	None
2005 Market Street	President, Chief	Trustee since	executive capacities at different
Philadelphia, PA 19103	Executive Officer,	August 2006	times at Delaware Investments[2]
	and Trustee
April 14, 1963		President and
		Chief Executive
		Officer since
		August 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March	Private Investor —	83	None
2005 Market Street		2005	(March 2004 — Present)
Philadelphia, PA 19103
			Investment Manager —
October 4, 1947			Morgan Stanley & Co.
			(January 1984—March 2004)

John A. Fry	Trustee	Since January	President —	83	Director—
2005 Market Street		2001	Franklin & Marshall College		Community Health
Philadelphia, PA 19103			(June 2002 — Present)		Systems

May 28, 1960			Executive Vice President -
			University of Pennsylvania
			(April 1995 — June 2002)

Anthony D. Knerr	Trustee	Since April	Founder/Managing Director —	83	None
2005 Market Street		1990	Anthony Knerr & Associates
Philadelphia, PA 19103			(Strategic Consulting)
			(1990—Present)
December 7, 1938

Lucinda S. Landreth	Trustee	Since March	Chief Investment Officer —	83	None
2005 Market Street		2005	Assurant, Inc.
Philadelphia, PA 19103			(Insurance)
			(2002—2004)
June 24, 1947
Ann R. Leven	Trustee	Since	Consultant —	83	Director and Audit
2005 Market Street		September	ARL Associates		Committee
Philadelphia, PA 19103		1989	Financial Planner		Chairperson —
			(1983 — Present)		Andy Warhol
November 1, 1940					Foundation

					Director and Audit
					Committee Chair —
					Systemax Inc.

Number of
Portfolios in
Fund Complex
				Overseen by	Other
				Trustee/	Directorships Held
Name, Address, and	Position(s) Held	Length of Time	Principal Occupation(s) During	Director or	by Trustee/
Birthdate	with the Trust	Served	Past 5 Years	Officer	Director or Officer
Thomas F. Madison	Trustee	Since May	President/Chief Executive	83	Director —
2005 Market Street		1997[3]	Officer—MLM Partners, Inc.		CenterPoint Energy
Philadelphia, PA 19103			(Small Business Investing &
			Consulting)		Director and Audit
February 25, 1936			(January 1993 — Present)		Committee Chair —
Digital River Inc.

Director and Audit
Committee Chair —
Rimage Corporation

Director —
Valmont Industries,
Inc.

Janet L. Yeomans	Trustee	Since April	Vice President	83	None
2005 Market Street		1999	(January 2003 — Present)
Philadelphia, PA 19103			and Treasurer
(January 2006 — Present)
July 31, 1948			3M Corporation

Ms. Yeomans has held various
management positions at 3M
Corporation since 1983.

J. Richard Zecher	Trustee	Since March	Founder — Investor Analytics	83	Director and Audit
2005 Market Street		2005	(Risk Management)		Committee
Philadelphia, PA 19103			(May 1999 — Present)		Member —
Investor Analytics
July 3, 1940
Director and Audit
Committee
Member—
Oxigene, Inc.

Number of
				Portfolios in	Other
				Fund Complex	Directorships
				Overseen by	Held by Trustee/
Name, Address and	Position(s) Held	Length of	Principal Occupation(s) During	Trustee/Director	Director or
Birthdate	with the Trust	Time Served	Past 5 Years	or Officer	Officer
Officers
David F. Connor	Vice President,	Vice President	Mr. Connor has served as	83	None[4]
2005 Market Street	Deputy General	since	Vice President and Deputy
Philadelphia, PA 19103	Counsel, and	September	General Counsel at Delaware
	Secretary	2000 and	Investments since 2000
December 2, 1963		Secretary since
October 2005

David P. O’Connor	Senior Vice	Senior Vice	Mr. O’Connor has served in	83	None[4]
2005 Market Street	President, General	President,	various executive and legal
Philadelphia, PA 19103	Counsel, and Chief	General	capacities at different times
	Legal Officer	Counsel, and	at Delaware Investments
February 21, 1966		Chief Legal
Officer since
October 2005

John J. O’Connor	Senior Vice	Treasurer since	Mr. O’Connor has served in	83	None[4]
2005 Market Street	President and	February 2005	various executive capacities
Philadelphia, PA 19103	Treasurer		at different times at
Delaware Investments
June 16, 1957
Richard Salus	Senior Vice	Chief Financial	Mr. Salus has served in	83	None[4]
2005 Market Street	President and	Officer since	various executive capacities
Philadelphia, PA 19103	Chief Financial	November	at different times at
	Officer	2006	Delaware Investments
October 4, 1963
[1] Mr. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Trust’s Manager.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Trust’s Manager, principal underwriter, and transfer agent.

 [3] In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

 [4] Messrs. Connor, David P. O’Connor, John J. O’Connor, and Salus also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same Manager, principal underwriter, and transfer agent as the Trust. Mr. John J. O’Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment manager as the Trust.

     The following table shows each Trustee’s ownership each Funds shares, if any, and of all Delaware Investments® Funds as of December 31, 2006.

Aggregate Dollar Range of Equity Securities in All
Registered Investment Companies Overseen by
Name	Dollar Range of Equity Securities in the Trust*	Trustee in Family of Investment Companies
Interested Trustee
Patrick P. Coyne	None	Over $100,000
Independent Trustees
Thomas L. Bennett	None	None
John A. Fry[1]	None	Over $100,000
Anthony D. Knerr	None	$10,001 - $50,000
Lucinda S. Landreth	None	$50,001 - $100,000
Ann R. Leven	None	Over $100,000
Thomas F. Madison	None	$10,001 - $50,000
Janet L. Yeomans	None	Over $100,000
J. Richard Zecher	None	$10,001-$50,000

* As of the date of this SAI, the Funds currently have no shares outstanding.

[1] As of December 31, 2006, John A. Fry held assets in a 529 Plan account. Under the terms of the Plan, a portion of the assets held in the Plan may be invested in the Delaware Investments® Funds. Mr. Fry held no shares of the Delaware Investments® Funds outside of the Plan as of December 31, 2006.

     The following table describes the aggregate compensation received by the Trustees from the Trust and the total compensation received from all Delaware Investments® Funds for which he or she serves as a Trustee or Director for the fiscal year ended September 30, 2006 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Trustees/Directors as of [  ]. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Funds.

Total
Compensation
		Pension or		from the
		Retirement		Investment
	Aggregate	Benefits Accrued	Estimated Annual	Companies in
	Compensation	as Part of Fund	Benefits Upon	Delaware
Trustee[1]	from the Trust	Expenses	Retirement	Investments[2]
Thomas L. Bennett	[ ]	[ ]	[ ]	[ ]
John A. Fry	[ ]	[ ]	[ ]	[ ]
Anthony D. Knerr	[ ]	[ ]	[ ]	[ ]
Lucinda S. Landreth	[ ]	[ ]	[ ]	[ ]
Ann R. Leven	[ ]	[ ]	[ ]	[ ]
Thomas F. Madison	[ ]	[ ]	[ ]	[ ]
Janet L. Yeomans	[ ]	[ ]	[ ]	[ ]
J. Richard Zecher	[ ]	[ ]	[ ]	[ ]

[1]	Under the terms of the Delaware Investments Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Boards, has attained the age of 70 and served on the Boards for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments® family for which he or she serves as Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person’s life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to Trustees/Directors of each investment company at the time of such person’s retirement. If an eligible Trustee/Director retired as of August 31, 2006, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments® family for which he or she serves as a Trustee/Director, based on the number of investment companies in the Delaware Investments® family as of that date.
[2]	Each Independent Trustee/Director currently receives a total annual retainer fee of $84,000 for serving as a Trustee/ Director for all 30 investment companies in the Delaware Investments® family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from all investment companies in the complex. Members of the Audit Committee, Nominating Committee and Investments Committee receive additional compensation of $2,500 for each meeting. Members of the Corporate Governance Committee receive additional compensation of $1,700 for each meeting. In addition, the chairpersons of the Audit and Nominating and Corporate Governance Committees each receive an annual retainer of $15,000. The chairperson of the Investments Committee receives an additional retainer of $10,000. The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional retainer of $35,000.

     The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Trust’s Audit Committee consists of the following four Independent Trustees: Thomas F. Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The Audit Committee held seven meetings during the Trust’s last fiscal year.

     Nominating and Corporate Governance Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board of Trustees only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments Funds at 2005 Market Street, Philadelphia, Pennsylvania 19103. Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following four Independent Trustees: John A. Fry, Chairman; Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio). The committee held five meetings during the Trust’s last fiscal year.

     Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees and its activities. The committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

     Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Funds by the Manager as well as any sub-advisers; (ii) review all proposed advisory and sub-advisory agreements for new Funds or proposed amendments to existing agreements and to recommend what action the full Board and the independent directors/trustees take regarding the approval of all such proposed arrangements; and (iii) review from time to time reports supplied by the Manager regarding investment performance and expenses and suggest changes to such reports. The Investments Committee consists of the following four Independent Trustees: Thomas L. Bennett, Chairman; Lucinda S. Landreth, Jan L. Yeomans; and J. Richard Zecher. The Investments Committee was established on October 25, 2006. The Investments Committee did not meet during the Trust’s last fiscal year.

Code of Ethics
     The Trust and the Manager have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
     The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

     In order to facilitate the actual process of voting proxies, the Funds have contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Funds and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently reported 12-month period ended June 30 is available without charge (i) through the Trust’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

     The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

     As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals to create a new class of common stock with superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to management compensation plans are determined on a case-by-case basis; and (vii) generally vote for reports on the level of greenhouse gas emissions from the company’s operations and products.

     Because the Trust has delegated proxy voting to the Manager, the Trust is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all the Funds proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
     The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Trust’s Board of Trustees. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

     The Manager and its predecessors have been managing the Delaware Investments® Funds since 1938. As of March 31, 2007, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $150 billion in assets in various institutional or separately managed, investment company and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is an indirect subsidiary of Delaware Management Holdings, Inc. (“DMH”). DMH is an indirect subsidiary, and subject to the ultimate control, of Lincoln National Corporation (“Lincoln”). Lincoln, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries. The Manager and its affiliates own the name “Delaware Group.” Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to delete the words “Delaware Group” from the Trust’s name.

     The Investment Management Agreement between the Funds and the Manager (“Investment Management Agreement”) is dated December 17, 1999 and was approved by shareholders on that date. The Investment Management Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds, and only if the terms of the Investment Management Agreement and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty on 60 days’ notice by the trustees of the Funds or by the Manager. The Investment Management Agreement will terminate automatically in the event of its assignment.

     As compensation for the services rendered under the Investment Management Agreement, the Manager is entitled to be paid an advisory fee of [  ]% of Delaware Global Real Estate securities Fund’s average daily net assets and of [  ]% of Delaware Healthcare Fund’s average daily net assets.

     Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Funds are responsible for all of their own expenses. Among others, such expenses include the Funds’ proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
     The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103, serves as the national distributor for Trust’s shares under a Distribution Agreement dated May 15, 2003, as amended. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund classes under their respective Rule 12b-1 Plan. The Distributor is an indirect subsidiary of DMH, and, therefore, of Lincoln. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the applicable Prospectus for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as a national distributor for the other Delaware Investments® Funds. The Board of Trustees annually reviews fees paid to the Distributor.

     Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of the Manager, serves as the Funds’ financial intermediary wholesaler pursuant to a Third Amended and Restated Financial Intermediary Distribution Agreement (the “Financial Intermediary Agreement”) with the Distributor effective as of January 1, 2006. LFD is primarily responsible for promoting the sale of the Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, “Financial Intermediaries”). The address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055. Effective January 1, 2007, the Distributor shall pay LFD for the actual expenses incurred by LFD in performing its duties under the Financial Intermediary Agreement as determined by the Distributor’s monthly review of information retrieved from Lincoln Financial Group’s applicable expense management system. Based on this review, the Distributor may request that LFD provide additional information describing its expenses in detail reasonably acceptable to the Distributor. Additionally, the parties shall agree from time to time to a mechanism to monitor LFD’s expenses. The fees associated with LFD’s services to the funds are borne exclusively by the Distributor and not by the Funds.

Transfer Agent
     Delaware Service Company, Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as shareholder servicing, dividend disbursing and transfer agent (“Transfer Agent”) pursuant to a Shareholders Services Agreement dated April 19, 2001, as amended. The Transfer Agent is an indirect subsidiary of DMH and, therefore, of Lincoln. The Transfer Agent acts as shareholder servicing, dividend disbursing and transfer agent for other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $27.00 for each open account and $10.00 for each closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis.

     Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

     These charges are assessed monthly on a pro rata basis and determined by using the number of Shareholder and Retirement Accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

Fund Accountants
     Delaware Services Company, Inc. provides accounting services to the Funds pursuant to a separate Fund Accounting Agreement. Those services include performing all functions related to calculating the Funds’ NAV and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, Delaware Services Company, Inc. is paid a fee on total assets of all Delaware Investments® Funds for which it provides such accounting services. Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware Services Company, Inc. furnishes accounting services. The fees are charged to each Fund and the other Delaware Investments® Funds, on an aggregate pro rata basis.

Custodian
     Mellon Bank, N.A., (“Mellon”), One Mellon Center, Pittsburgh, PA 15258 serves as custodian of the Funds. As custodian, Mellon maintains a separate account or accounts for each Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Funds’ portfolio securities.

     With respect to foreign securities, Mellon makes arrangements with sub-custodians who were approved by the Board of Trustees in accordance with Rule 17f-5 of the 1940 Act. When selecting foreign sub-custodians, the Trustees consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for each Fund, and the reputation of the institutions in the particular country or region.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of May 31, 2007.

			No. of Accounts	Total Assets in Accounts
	No. of	Total Assets	with Performance-	with Performance-
	Accounts	Managed	Based Fees	Based Fees
Damon J. Andres
Registered Investment Companies	7	$3.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$97.3 million	0	$0
Liu-Er Chen
Registered Investment Companies	22	$5.0 billion	0	$0
Other Pooled Investment Vehicles	1	$4.5	0	$0
Other Accounts	12	$1.0 billion	1	$107.4 million
Scott P. Hastings
Registered Investment Companies	7	$3.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$97.0 million	0	$0
Caleb Piper
Registered Investment Companies	7	$3.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$97.2 million	0	$0
Michael S. Tung
Registered Investment Companies	20	$3.7 billion	0	$0
Other Pooled Investment Vehicles	1	$4.5	0	$0
Other Accounts	13	$1.0 billion	1	$107.4 million
Babak (Bob) Zenouzi
Registered Investment Companies	7	$3.1 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$97.0 million	0	$0

Description of Material Conflicts of Interest
     Individual portfolio managers may perform investment management services for other accounts similar to those provided to the Funds and the investment action for each account and Fund may differ. For example, an account or Fund may be selling a security, while another account or Fund may be purchasing or holding the same security. As a result, transactions executed for one account may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts and Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or Fund. The investment opportunity may be limited, however, so that all accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple accounts.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio’s manager’s compensation consists of the following:

     Base Salary. Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus-REITs. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. The portfolio manager keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the "bonus pool" for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor having the largest share.

     The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factors are the performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of the institutional accounts relative to the NAREIT equity index, each of which is given equal weight. Performance is measured as the result of one's standing in the Lipper peer groups and relative to the NAREIT equity index on a one-year, three-year and five-year basis, all of which are equally weighted. There is no objective award for a fund whose performance falls below the 50th percentile for a given time period. There is a sliding scale for performance achievements above the 50th percentile.

     Bonus-Healthcare. Mr. Chen has a base bonus that is guaranteed. Any additional bonus over the base bonus is 100% based on subjective factors. After certain performance objectives are reached the bonus pool will increase above the base bonus. The primary objective is the performance of the fund relative to Healthcare Lipper peer group. Performance is measured as the result of one's standing in the Lipper peer group on a one-year, three-year and five-year basis. Three year performance is weighted more heavily and there is no award above the base bonus for performance below the 40th percentile for a given time period. There is a sliding scale for performance achievements above the 50th percentile.

     Mr. Tung's bonuses for the past and the current year were guaranteed. It is anticipated that going forward an objective component will be added that is reflective of account performance relative to an appropriate peer group or database.

     Deferred Compensation. Each named portfolio manager is eligible to participate in the Lincoln National Corporation Executive Deferred Compensation Plan, which is available to all employees whose income exceeds a designated threshold. The Plan is a non-qualified unfunded deferred compensation plan that permits participating employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive Plan/Equity Compensation Plan. Portfolio managers may be awarded options to purchase common shares of Delaware Investments U.S., Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan (non-statutory or “non-qualified” stock options). In addition, certain managers may be awarded restricted stock units, or “performance shares,” in Lincoln. Delaware Investments U.S., Inc., is an indirect subsidiary of DMH and, therefore, of Lincoln.

     The Delaware Investments U.S., Inc. Stock Option Plan was established in 2001 in order to provide certain investment personnel of the Manager with a more direct means of participating in the growth of the investment manager. Under the terms of the plan, stock options typically vest in 25% increments on a four-year schedule and expire ten years after issuance. Options are awarded from time to time by the investment manager in its full discretion. Option awards may be based in part on seniority. The fair market value of the shares is normally determined as of each June 30 and December 31. Shares issued upon the exercise of such options must be held for six months and one day, after which time the shareholder may put them back to the issuer or the shares may be called back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S., Inc. Stock Option Plan are eligible to participate in Lincoln’s Long-Term Incentive Plan, which is designed to provide a long-term incentive to officers of Lincoln. Under the plan, a specified number of performance shares are allocated to each unit and are awarded to participants in the discretion of their managers in accordance with recommended targets related to the number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received awards may be equal to, greater than or less than the amount of the award based on Lincoln’s achievement of certain performance goals relative to a pre-determined peer group.

     Other Compensation. Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities – The Manager
     As of the date of this Part B, no shares of the Funds were outstanding and, therefore, the Funds’ portfolio managers did not beneficially own any shares of the Funds.

TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buy securities directly from the dealer or sell them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Funds pay reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Funds’ pays a minimal share transaction cost when the transaction presents no difficulty.

     The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

     As provided in the Securities Exchange Act of 1934, as amended, and the Funds’ Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that the commissions paid to such broker/dealers are not, in general, higher than commission that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other Delaware Investments® Funds. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Trust’s Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

     Consistent with the National Association of Securities Dealers, Inc. (the “NASD”), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses, such as custodian fees.

     The Funds have been given the authority to participate in a commission recapture program. Under the program and subject to seeking best execution (as described in the first paragraph in this section), the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Any such commission rebates will be included in realized gain on securities in the appropriate financial statements of each Fund. The Manager and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization
     The Trust currently has authorized and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value. All shares are, when issued in accordance with the Trust’s prospectuses, registration statement (as amended), governing instruments and applicable law, fully paid and non-assessable. Shares do not have pre-emptive rights. All shares of a Fund represent an undivided proportionate interest in the assets of such Fund. As a general matter, shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold. Each share Class has the same voting and other rights and preferences as the other Classes of a Fund. General expenses of each Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Fund Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

Non-cumulative Voting
     The Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of such Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

General Information
     Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund’s shares if in the opinion of management such rejection is in the Fund’s best interest. The minimum initial investment generally is $1,000 for Class A Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, Trustees and employees of any Delaware Investments® Fund, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25.

     For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See “Investment Plans” for purchase limitations applicable to retirement plans. The Trust will reject any purchase order for more than $1,000,000 of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual Rule 12b-1 Plan expenses than Class C Shares and generally are not subject to a contingent deferred sales charge (“CDSC”).

     Selling dealers have the responsibility of transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in such Fund’s best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Funds. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The NASD has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

     Certificates representing shares purchased are not ordinarily issued. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued.

An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds. No charge is assessed by a Trust for any certificate issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

Alternative Purchase Arrangements
     The alternative purchase arrangements of the Fund Classes’ Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class C Shares are subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class C Shares do not convert to another Class.

     The higher Rule 12b-1 Plan expenses on Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In Class C Shares, investors should also consider the duration of the annual Rule 12b-1 Plan expenses to which each of the classes is subject.

     Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

     In comparing Class C Shares to Class R Shares, investors should consider the higher Rule 12b-1 Plan expenses on Class C Shares. Investors also should consider the fact that, like Class C Shares, Class R Shares do not have a front-end sales charge and, unlike Class C Shares, Class R Shares are not subject to a CDSC.

     For the distribution and related services provided to, and the expenses borne on behalf of, a Fund, the Distributor and others will be paid, and in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the Rule 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares and Class R Shares. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class C Shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See “Plans Under Rule 12b-1 for the Fund Classes” in this Part B.

     Dividends, if any, paid on Class A Shares, Class C Shares, Class R Shares, and Institutional Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amount of 12b-1 Plan expenses relating to Class A Shares, Class C Shares and Class R Shares will be borne exclusively by such shares. See “Determining Offering Price and Net Asset Value” below in this Part B.

     Class A Shares: Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes’ Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See “Special Purchase Features – Class A Shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments® Funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer’s Commission
     As described in the Fund Classes’ Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

     In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A Shares of other Delaware Investments® Funds as to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below) may be aggregated with those of the Class A Shares of the applicable Fund. Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor’s Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

     An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See “Redemption and Exchange.”

Plans under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Class A Shares, Class C Shares, and Class R Shares of each Fund (the “Plans”). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of Shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

     The Plans permit a Fund, pursuant to the Distribution Agreement, to pay out of the assets of the Class A Shares, Class C Shares, and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

     In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Fund Classes’ Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

     All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of the Fund Classes would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

     From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plans and the Distribution Agreements, as amended, have all been approved by the Trust’s Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Trust’s Board of Trustees in the same manner as specified above.

     Each year, the Trust’s Board of Trustees must determine whether continuation of the Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Fund Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, or by a majority vote of the relevant Fund Class’ outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

Payments to Intermediaries
     The Distributor, LFD and their affiliates may pay compensation at their own expense and not as an expense of the Funds, to affiliated or unaffiliated brokers, dealers or other financial intermediaries (“Financial Intermediaries”) in connection with the sale or retention of Fund shares and/or shareholder servicing (“distribution assistance”). For example, the Distributor may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services, marketing and educational support and ticket charges. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Funds and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Funds and/or some or all other Delaware Investments® Funds), the Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

     A significant purpose of these payments is to increase sales of the Funds’ shares. The Funds’ Manager or its affiliates may benefit from the Distributor’s or LFD’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through such Financial Intermediaries.

Special Purchase Features – Class A Shares

     Buying Class A Shares at Net Asset Value: The Fund Classes’ Prospectuses set forth the categories of investors who may purchase Class A Shares at NAV. This section provides additional information regarding this privilege. The Funds must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes’ Prospectuses certain legacy bank sponsored retirement plans may make purchases of Class A shares at NAV. These purchases may be made by bank sponsored retirement plans that held, but are no longer eligible to purchase, Institutional Class Shares or interests in a collective trust as a result of a change in distribution arrangements.

     Allied Plans: Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans (“Allied Plans”) which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments® Funds (“eligible Delaware Investments® Fund shares”), as well as shares of designated classes of non- Delaware Investments® Funds (“eligible non- Delaware Investments® Fund shares”). Class C Shares are not eligible for purchase by Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments® and eligible non- Delaware Investments® Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments® Fund shares. See “Combined Purchases Privilege” below.

     Participants in Allied Plans may exchange all or part of their eligible Delaware Investments® Fund shares for other eligible Delaware Investments® Fund shares or for eligible non- Delaware Investments® Fund shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments® and non- Delaware Investments® Funds, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments® Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See “Investing by Exchange” under “Investment Plans” below.

     A dealer’s commission may be payable on purchases of eligible Delaware Investments® Fund shares under an Allied Plan. In determining a financial advisor’s eligibility for a dealer’s commission on NAV purchases of eligible Delaware Investments® Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See “Class A Shares” above under “Alternative Investment Arrangements.”

     The Limited CDSC is applicable to redemptions of NAV purchases from an Allied Plan on which a dealer’s commission has been paid. Waivers of the Limited CDSC, as described in the Fund Classes’ Prospectuses, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments® and non-Delaware Investments® Fund shares. When eligible Delaware Investments® Fund shares are exchanged into eligible non- Delaware Investments® Fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below.

     Letter of Intention: The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. The Funds do not accept retroactive Letters of Intention. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC. For purposes of satisfying an investor’s obligation under a Letter of Intention, Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds which offer such shares may be aggregated with Class A Shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class C Shares of the Funds and other Delaware Investments® Funds which offer corresponding classes of shares may also be aggregated for this purpose.

     Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds. In addition, if you are an investment advisory client of the Manager’s affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

     Right of Accumulation: In determining the availability of the reduced front-end sales charge on Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares and Class C Shares, as well as shares of any other class of any of the other Delaware Investments® Funds which offer such classes (except shares of any Delaware Investments® Fund which do not carry a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares of the Fund, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Fund Classes’ Prospectuses to determine the applicability of the Right of Accumulation to their particular circumstances.

     12-Month Reinvestment Privilege: Holders of Class A Shares (and of the Institutional Class Shares of the Funds holding shares which were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance.

     Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

     Investors should consult their financial advisors or the Transfer Agent, which also serves as the Funds’ shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

     Group Investment Plans: Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes’ Prospectuses, based on total plan assets. If a company has more than one plan investing in Delaware Investments® Funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Funds at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See “Retirement Plans for the Fund Classes” under “Investment Plans” below for information about retirement plans.

     The Limited CDSC is generally applicable to any redemptions of NAV purchases made on behalf of a group retirement plan on which a dealer’s commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a Delaware Investments® Fund. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer’s commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at NAV, provided that RFS either was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check to the specific Fund in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class C Shares, Class R Shares, and Institutional Class Shares at the NAV, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments® Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Fund Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Subject to the following limitations, dividends and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class C Shares or Class R Shares. Dividends from Class C Shares may only be directed to other Class C Shares and dividends from Class R Shares may only be directed to other Class R Shares.

     Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments Fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Funds. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectuses. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing Proceeds from Eligible 529 Plans
     The proceeds of a withdrawal from an eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments® Funds will qualify for treatment as if such proceeds had been exchanged from another Delaware Investments® Fund rather than transferred from the eligible 529 Plan, as described under “Redemption and Exchange” below. The treatment of your redemption proceeds from an eligible 529 Plan does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of a Delaware Investments® Fund into an eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan: Investors may arrange for the Funds to accept for investment in the Fund Classes’ Shares, through an agent bank, pre-authorized government or private recurring payments. This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

     Automatic Investing Plan: Shareholders of Class A Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks. Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

            Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

     Payments to the Funds from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Funds may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
     Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Funds will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

MoneyLineSM On Demand
     You or your investment dealer may request purchases of Fund shares by phone using MoneyLineSM On Demand. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLineSM On Demand transactions.

     It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds. Shareholders of the Fund Classes may elect to invest in one or more of the other Delaware Investments® Funds through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

     Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Fund Classes’ Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

     Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This option is not available to participants in the following plans: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans and 401(k), 403(b)(7) or 457 Plans. This option also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Funds previously offered the Asset Planner asset allocation service. This service is no longer offered for the Funds. Please call the Shareholder Service Center at 800 523-1918 if you have any questions regarding this service.

Retirement Plans for the Fund Classes
     An investment in the Funds may be suitable for tax-deferred retirement plans, such as: Profit Sharing or Money Purchase Pension Plans, Individual Retirement Accounts (“IRAs”), Roth IRAs, SEP/IRAs, SAR/SEPs, 401(k) plans, 403(b)(7) plans, 457 plans, SIMPLE IRAs and SIMPLE 401(k)s. In addition, the Funds may be suitable for use in Coverdell Education Savings Accounts (“Coverdell ESAs”). For further details concerning these plans and accounts, including applications, contact your investment advisor or the Distributor. To determine whether the benefits of a tax-sheltered retirement plan or Coverdell ESA are available and/or appropriate, you should consult with a tax adviser.

     Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

     Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class Shares. See the Funds’ Institutional Shares Prospectuses for information about the availability of Institutional Class Shares. For additional information on any of the plans and Delaware Investments’ retirement services, call the Shareholder Service Center telephone number.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. Orders for purchases and redemptions of Class C Shares, Class R Shares, and Institutional Class Shares are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above. Selling dealers are responsible for transmitting orders promptly.

     The offering price for Class A Shares consists of the NAV per share plus any applicable sales charges. Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Trustees.

     Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class’ percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under the Trust’s Rule 12b-1 Plans, while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

General Information
     You can redeem or exchange your shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next business day. See the Funds’ Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

     Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

     Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by either Fund or certain other authorized persons (see “Distributor” under “Investment Advisor and Other Service Providers”); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

     The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

     If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Funds or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Funds of securities owned by them are not reasonably practical, or they are not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

     Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of each Fund’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of the Funds may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain redemptions of Class A Shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” below. Class C Shares are subject to CDSCs as described under “Contingent Deferred Sales Charge - Class C Shares” under “Purchasing Shares” above and in the Fund Classes’ Prospectuses. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders of Class C Shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged.

     Holders of Class A Shares of the Funds may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A Shares, but may not exchange their Class A Shares, Class C Shares, or Class R Shares of the Funds or of any other Delaware Investments® Fund. Holders of Class C Shares of the Funds are permitted to exchange all or part of their Class C Shares only into Class C Shares of any other Delaware Investments® Fund. Class C Shares of the Funds acquired by exchange will continue to carry the CDSC. Holders of Class R Shares of the Funds are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments® Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Fund.

     Permissible exchanges into Class A Shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class C Shares will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

     Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

     The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

     Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips”, or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund’s shares. If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter of a previous short-term roundtrip in that Fund, you may be considered a market timer. The purchase and sale of Fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Funds also reserve the right to consider other trading patterns as market timing.

     Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
     You can write to the Funds at P.O. Box 219656, Kansas City, MO 64121-9656 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued for Class A Shares and Institutional Class Shares. Certificates are not issued for Class C Shares.

Written Exchange
     You may also write to the Funds (at P.O. Box 219656, Kansas City, MO 64121-9656) to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A Shares or Institutional Class Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

     Telephone Redemption: Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days’ written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone Redemption—Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

     Telephone Redemption—Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should authorize this service when you open your account. If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account. A bank wire fee may be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your pre-designated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your pre-designated bank account. Simply call the Shareholder Service Center prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

     The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLineSM On Demand
     You or your investment dealer may request redemptions of Fund Class shares by phone using MoneyLineSM On Demand. When you authorize the Funds to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your pre-designated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLineSM On Demand transactions. For more information, see “MoneyLineSM On Demand” under “Investment Plans” above.

Systematic Withdrawal Plans
     Shareholders of the Fund Classes who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third business day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in the Funds must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Fund Classes’ Prospectuses for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

     Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your pre-designated bank account through the MoneyLineSM Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

     The Systematic Withdrawal Plan is not available for the Institutional Classes. Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
     For purchases of $1,000,000, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (i) the NAV at the time of purchase of the Class A Shares being redeemed or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A Shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes’ Prospectuses for instances in which the Limited CDSC applicable to Class A Shares and the CDSCs applicable to C Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes’ Prospectuses, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

  The redemption must be made by a group defined contribution retirement plan that purchased Class A shares through a retirement plan alliance program that required shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

  The redemption must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program, provided that (i) RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program and (ii) RFS provided fully bundled retirement plan services and maintained participant records on its proprietary recordkeeping system.

DISTRIBUTIONS AND TAXES

Distributions

     Delaware Healthcare Fund intends to pay out all of its net investment income and net realized capital gains, if any, annually, usually in December. Delaware Global Real Estate Securities Fund intends to pay out all of its net investment income and net realized capital gains, if any, on a quarterly basis. Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class C Shares, and Class R Shares alone will incur distribution fees under their respective Rule 12b-1 Plans.

     All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same class of the Fund at NAV unless otherwise designated in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder’s account the costs of the Fund’s efforts to locate a shareholder if a shareholder’s mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

Taxes

     Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments in portfolio securities. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

     Distributions of Capital Gains. A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

     Returns of Capital. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Effect of Foreign Withholding Taxes. Each Fund is permitted to invest in foreign securities as described above. Accordingly, the Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to you.

     Pass-through of foreign tax credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. Your use of foreign dividends, designated by a Fund as qualified dividend income subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on your federal income tax return. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

     Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital.

     PFIC securities. The Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, each Fund intends to mark-to-market these securities and recognize any gains at the end of the Fund’s fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

     Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

     Election to be Taxed as a Regulated Investment Company. Each Fund has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, a Fund would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as qualified dividend income to the extent of such Fund’s earnings and profits.

     In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

     (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

     Excise Tax Distribution Requirements. As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

            Required distributions. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

            Post-October losses. Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year. Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of September 30 (‘‘post-October loss”) as occurring on the first day of the following tax year beginning October 1.

     Sales, Exchanges and Redemption of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

     Deferral of basis — Class A shares only. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

  In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
  You sell some or all of your original shares within 90 days of their purchase, and
  You reinvest the sales proceeds in the Fund or in another fund, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

     Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

     While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, a Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

     Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.

     The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

     Investment in Complex Securities. The Funds may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax. These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Fund. For example:

     Derivatives. A Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts. If a Fund makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

     Short sales and securities lending transactions. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position. Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax straddles. A Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

     Convertible debt. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt.

     Securities purchased at discount. A Fund is permitted to invest in securities issued or purchased at a discount such as zero coupon, deferred interest or payment-in-kind (PIK) bonds that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

     Investment in taxable mortgage pools (excess inclusion income). Real estate investment trusts (“REITs”) in which the Delaware Global Real Estate Securities Fund invests (if any) may hold residual interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits (“REMICs”) and/or may enter into transactions that result in a portion of the REIT’s assets qualifying as a “taxable mortgage pool” for U.S. federal income tax purposes. Also, the Delaware Global Real Estate Securities Fund may make direct investments in REMIC residual interests. The portion of the Delaware Global Real Estate Securities Fund’s income received from REMIC residual interests, either directly or through an investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as “excess inclusion income”) generally is required to be allocated by the Fund to the Fund’s shareholders in proportion to the dividends paid to such shareholders with the same consequences as if the shareholders received the excess inclusion income directly.

     Under these rules, the Delaware Global Real Estate Securities Fund will be taxed at the highest corporate income tax rate on its excess inclusion income that is allocable to the percentage of its shares held in record name by “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on unrelated business taxable income. To the extent that Delaware Global Real Estate Securities Fund shares owned by “disqualified organizations” are held in record name by a broker/dealer or other nominee, the broker/dealer or other nominee would be liable for the corporate level tax on the portion of the Fund’s excess inclusion income allocable to Fund shares held by the broker/dealer or other nominee on behalf of the “disqualified organizations.” The Delaware Global Real Estate Securities Fund expects that disqualified organizations own its shares. Because this tax is imposed at the Fund level, all shareholders, including shareholders that are not disqualified organizations, will bear a portion of the tax cost associated with the Fund’s receipt of excess inclusion income. However, to the extent permissible under the 1940 Act, regulated investment companies such as the Delaware Global Real Estate Securities Fund are permitted under Treasury Regulations to specially allocate this tax expense to the disqualified organizations to which it is attributable, without a concern that such an allocation will constitute a preferential dividend.

     In addition, with respect to Delaware Global Real Estate Securities Fund shareholders who are not nominees, for Fund taxable years beginning on or after January 1, 2007, the Fund must report excess inclusion income to shareholders in two cases:

  If the excess inclusion income received by the Fund from all sources exceeds 1% of the Fund's gross income, it must inform the non-nominee shareholders of the amount and character of excess inclusion income allocated to them; and

  If the Fund receives excess inclusion income from a REIT whose excess inclusion income in its most recent tax year ending not later than nine months before the first day of the Fund's taxable year exceeded 3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders of the amount and character of the excess inclusion income allocated to them from such REIT.

     Under these rules, the taxable income of any Delaware Global Real Estate Securities Fund shareholder can in no event be less that the sum of the excess inclusion income allocated to that shareholder and any such excess inclusion income cannot be offset by net operating losses of the shareholder. If the shareholder is a tax-exempt entity and not a “disqualified organization,” then this income is fully taxable as unrelated business taxable income under the Code. Charitable remainder trusts do not incur UBTI by receiving excess inclusion income from the Fund. If the shareholder is a non-U.S. person, such shareholder would be subject to U.S. federal income tax withholding at a rate of 30% on this income without reduction or exemption pursuant to any otherwise applicable income tax treaty. If the shareholder is a REIT, a regulated investment company, common trust fund or other pass-through entity, such shareholder’s allocable share of the Fund’s excess inclusion income would be considered excess inclusion income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess inclusion income allocated to their owners that are disqualified organizations. Accordingly, investors should be aware that a portion of the Fund’s income may be considered excess inclusion income.

     Compliance with these requirements will require the Delaware Global Real Estate Securities Fund to obtain significant cooperation from the REITs in which it invests.

     Investments in securities of uncertain tax character. Each Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup Withholding. By law, each Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

     A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid. The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

     Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

     In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends paid by a Fund from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

     Interest-related dividends. Interest-related dividends paid by a Fund from qualified net interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule. It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends paid with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

     Investment in U.S. real property. The Delaware Global Real Estate Securities Fund may invest in equity securities of corporations that invest in U.S. real property, including REITs. The sale of a U.S. real property interest by the Delaware Global Real Estate Securities Fund, or by a REIT or U.S. real property holding corporation in which the Fund invests, may trigger special tax consequences to the Fund’s non-U.S. shareholders. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (“RIC”) such as the Delaware Global Real Estate Securities Fund, as follows:

  The RIC is classified as a qualified investment entity. A “qualified investment entity” includes a RIC if, in general, more than 50% of the RIC’s assets consists of interests in REITs and U.S. real property holding corporations;
  You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution; and
  If these conditions are met, Fund distributions to you are treated as gain from the disposition of a U.S. real property interest (“USRPI”), causing the distribution to be subject to U.S. withholding tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.
  In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of a Fund classified as a qualified investment entity, Fund distributions to you attributable to gain realized by the Fund from disposition of USRPI will be treated as ordinary dividends (rather than short- or long-term capital gain) subject to withholding at a 30% or lower treaty rate.

     Because the Delaware Global Real Estate Securities Fund expects to invest less than 50% of its assets at all times, directly and indirectly, in U.S. real property interests, the Fund does not expect to pay any dividends that would be subject to FIRPTA reporting and tax withholding.

     Net Investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income. Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

     U.S tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

     This discussion of “ Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

PERFORMANCE

     To obtain the Funds’ most current performance information, please call 800 523-1918 or visit www.delawareinvestments.com.

     Performance quotations represent the Funds’ past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities law, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

     [                    ], which is located at [                                        ], serves as the independent registered public accounting firm for the Trust and, in its capacity as such, will audit the annual financial statements which will be contained in each Fund’s Annual Report. Each Fund’s Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of [                    ], the independent registered public accounting firm will be included in each Fund’s Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of [                    ] listed above will be [                    ] from the Annual Reports into this Part B.

PRINCIPAL HOLDERS

     As of the date of this Part B, there are no shareholders of record holding 5% or more of the outstanding shares of each Class of the Trust. Management has no knowledge of beneficial ownership.

PART C
(Delaware Group Equity Funds IV)
Post-Effective Amendment No. 38

OTHER INFORMATION

Item 23.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(a)	Articles of Incorporation.

		(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

(i) Executed Certificate of Amendment (November 15, 2006) to the Executed Agreement and Declaration of Trust attached as Exhibit No. EX-99.a.1.i.

		(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

	(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. EX-99.b.

	(c)	Instruments Defining Rights of Security Holders.

(1) Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

(2) By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. EX-99.b.

	(d)	Investment Advisory Contracts. Executed Investment Management Agreement (December 17, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 27, 2000.

		(1)	Amended Exhibit A to the Investment Management Agreement to be filed by amendment.

	(e)	Underwriting Contracts.

		(1)	Distribution Agreements.

(i) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 32 filed November 26, 2003.

(1) Amended Schedule I to the Distribution Agreement to be filed by amendment.

(ii) Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 37 filed January 26, 2007.

(1) Amended Appendix A to the Amended and Restated Financial Intermediary Distribution Agreement to be filed by amendment.

		(2)	Dealer’s Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 27, 2002.

		(3)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 27, 2002.

1

	(4)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 27, 2002.

	(5)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed January 24, 2006.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Global Custody Agreement (May 1, 1996) between JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant incorporated into this filing reference to Post-Effective Amendment No. 21 filed November 27, 1996.

(i) Executed Letter to add Delaware Large Cap Growth Fund (formerly, Capital Appreciation Fund) to the Global Custody Agreement (November 29, 1996) between JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 22 filed April 30, 1997.

(ii) Executed Amendment to the Global Custody Agreement (November 20, 1997) between JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 30, 1998.

(iii) Executed Amendment No. 1 (July 17, 2003) to Schedule A of the Global Custody Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 32 filed November 26, 2003.

	(2)	Executed Securities Lending Agreement (December 22, 1998) with JPMorgan Chase Bank (formerly, The Chase Manhattan Bank) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 27, 2000.

(i) Executed Amendment No. 1 (July 17, 2003) to Schedule A of the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 32 filed November 26, 2003.

	(3)	Form of Mutual Fund Custody and Services Agreement between Registrant on behalf of Delaware Global Real Estate Securities Fund and Delaware Healthcare Fund and Mellon Bank, N.A. to be filed by amendment.

	(4)	Form of Securities Lending Authorization between Registrant on behalf of Delaware Global Real Estate Securities Fund and Delaware Healthcare Fund and Mellon Bank, N.A. to be filed by amendment.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

(i) Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 32 filed November 26, 2003.

(ii) Executed Schedule B (June 1, 2007) to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.ii.

	(2)	Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 31 filed May 7, 2003.

(i) Executed Amendment No. 32 (January 9, 2007) to Schedule A to the Delaware Investments Family of Funds Fund Accounting Agreement attached as Exhibit No. EX-99.h.2.i.

2

(ii) Executed Schedule B (May 16, 2002) to the Delaware Investments Family of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 31 filed May 7, 2003.

(iii) Form of Fund Accounting Agreement between Registrant on behalf of Delaware Global Real Estate Securities Fund and Delaware Healthcare Fund and Mellon Bank to be filed by amendment.

	(3)	Executed Investment Advisory Expense Limitation Letter (January 17, 2007) between Delaware Management Company and the Registrant attached as Exhibit No. EX-99.h.3.

	(4)	Executed Distribution Expense Limitation Letter (January 17, 2007) between Delaware Distributors, L.P. and the Registrant attached as Exhibit No. EX-99.h.4.

(i)	Legal Opinion.

	(1)	Opinion and Consent of Counsel (September 21, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

	(2)	Opinion and Consent of Counsel with respect to Delaware Global Real Estate Securities Fund and Delaware Healthcare Fund to be filed by amendment.

(j)	Other Opinions. Not applicable.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Investment Letter of Initial Shareholder incorporated into this filing by reference to Pre-Effective Amendment No. 2 filed March 26, 1986.

(m)	Rule 12b-1 Plans.

	(1)	Plan under Rule 12b-1 for Delaware Growth Opportunities Fund Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

	(2)	Plan under Rule 12b-1 for Delaware Growth Opportunities Fund Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

	(3)	Plan under Rule 12b-1 for Delaware Growth Opportunities Fund Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

	(4)	Plan under Rule 12b-1 for Delaware Large Cap Growth Fund (formerly, Delaware Diversified Growth Fund) Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

	(5)	Plan under Rule 12b-1 for Delaware Large Cap Growth Fund (formerly, Delaware Diversified Growth Fund) Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

	(6)	Plan under Rule 12b-1 for Delaware Large Cap Growth Fund (formerly, Delaware Diversified Growth Fund) Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

	(7)	Plan under Rule 12b-1 for Delaware Global Real Estate Securities Fund and Delaware Healthcare Fund Class A to be filed by amendment.

	(8)	Plan under Rule 12b-1 for Delaware Global Real Estate Securities Fund and Delaware Healthcare Fund Class C to be filed by amendment.

	(9)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 31 filed May 7, 2003.

(i) Amendment to Schedule I of Plan under Rule 12b-1 for Class R to be filed by amendment.

3

(n) Rule 18f-3 Plan. Plan under Rule 18f-3 (October 31, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed January 24, 2006.

(o) Reserved.

(p) Codes of Ethics.

(1) Code of Ethics for the Delaware Investments Family of Funds (February 2006) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed January 26, 2007.

(2) Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2006) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed January 26, 2007.

(3) Code of Ethics for Lincoln Financial Distributors, Inc. (December 2005) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed January 26, 2007.

(q) Other. Powers of Attorney (May 17, 2007) attached as Exhibit No. EX-99.q.

Item 24.	Persons Controlled by or Under Common Control with Registrant. None.

Item 25.	Indemnification. Article VI of the Amended and Restated By-Laws (November 16, 2006) attached as Exhibit No. EX-99.b.

Item 26.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Investments Municipal Trust, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund and Delaware Investments Minnesota Municipal Income Fund II, Inc.), as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of other Delaware Investments® Funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments® Funds (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments® Funds.

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

4

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Patrick P. Coyne	President	President/Chief	Mr. Coyne has served in
		Executive Officer	various executive capacities
within Delaware Investments

President – Lincoln National
Investment Companies, Inc.
Ryan K. Brist	Executive Vice	Executive Vice	Mr. Brist has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Chief	Director/Chief	Delaware Investments
	Investment Officer,	Investment Officer,
	Fixed Income	Fixed Income	Executive Vice
President/Managing
Director/Chief Investment
Officer, Fixed Income –
Lincoln National Investment
Companies, Inc.
John C.E. Campbell	Executive Vice	None	Mr. Campbell has served in
	President/Global		various executive capacities
	Marketing & Client		within Delaware Investments
Services
President/Chief Executive
Officer – Optimum Fund Trust
Philip N. Russo	Executive Vice	None	Mr. Russo has served in
	President/Chief		various executive capacities
	Administrative Officer		within Delaware Investments

Executive Vice
President/Chief
Administrative Officer –
Lincoln National Investment
Companies, Inc.
See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in
	President/Managing	President/Managing	various executive capacities
	Director/Chief	Director/Chief	within Delaware Investments
	Investment Officer,	Investment Officer,
	Fixed Income	Fixed Income	Executive Vice
President/Managing Director/
Chief Investment Officer,
Fixed Income –Lincoln
National Investment
Companies, Inc.

Director/Trustee - HYPPCO
Finance Company Ltd.
Douglas L. Anderson	Senior Vice	None	Mr. Anderson has served in
	President/Operations		various executive capacities
within Delaware Investments
Marshall T. Bassett	Senior Vice	Senior Vice President/	Mr. Bassett has served in
	President/Chief	Chief Investment Officer	various executive capacities
	Investment Officer —	— Emerging Growth	within Delaware Investments
	Emerging Growth Equity	Equity
Joseph R. Baxter	Senior Vice	Senior Vice President/	Mr. Baxter has served in
	President/Head of	Head of Municipal Bond	various executive capacities
	Municipal Bond	Investments	within Delaware Investments
Investments

5

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Christopher S. Beck	Senior Vice	Senior Vice	Mr. Beck has served in various
	President/Senior	President/Senior	executive capacities within
	Portfolio Manager	Portfolio Manager	Delaware Investments
Michael P. Bishof	Senior Vice	Senior Vice President/	Mr. Bishof has served in
	President/Investment	Investment Accounting	various executive capacities
	Accounting		within Delaware Investments

Senior Vice
President/Treasurer –
Optimum Fund Trust
Michael P. Buckley	Senior Vice	Senior Vice President/	Mr. Buckley has served in
	President/Director of	Director of Municipal	various executive capacities
	Municipal Research	Research	within Delaware Investments
Lui-Er Chen[1]	Senior Vice	Senior Vice President/	Mr. Chen has served in
	President/Senior	Senior Portfolio	various executive capacities
	Portfolio Manager/Chief	Manager/Chief	within Delaware Investments
	Investment Officer,	Investment Officer,
	Emerging Markets	Emerging Markets
Stephen R. Cianci	Senior Vice	Senior Vice	Mr. Cianci has served in
	President/Senior	President/Senior	various executive capacities
	Portfolio Manager	Portfolio Manager	within Delaware Investments
Robert F. Collins	Senior Vice	Senior Vice President/	Mr. Collins has served in
	President/Senior	Senior Portfolio	various executive capacities
	Portfolio Manager	Manager	within Delaware Investments
James A. Forant	Senior Vice	None	Mr. Forant has served in
	President/Director,		various executive capacities
	Technical Services		within Delaware Investments
Brian Funk	Senior Vice	Senior Vice President/	Mr. Funk has served in various
	President/Director of	Director of Credit	executive capacities within
	Credit Research	Research	Delaware Investments
Brent C. Garrells	Senior Vice	Senior Vice President/	Mr. Garrells has served in
	President/Senior	Senior Research Analyst	various executive capacities
	Research Analyst		within Delaware Investments
Stuart M. George	Senior Vice	Senior Vice	Mr. George has served in
	President/Head of Equity	President/Head of Equity	various executive capacities
	Trader	Trader	within Delaware Investments
Paul Grillo	Senior Vice	Senior Vice	Mr. Grillo has served in
	President/Senior	President/Senior	various executive capacities
	Portfolio Manager	Portfolio Manager	within Delaware Investments
Jonathan Hatcher	Senior Vice	Senior Vice	Mr. Hatcher has served in
	President/Senior	President/Senior	various executive capacities
	Research Analyst	Research Analyst	within Delaware Investments
William F. Keelan	Senior Vice	Senior Vice	Mr. Keelan has served in
	President/Director of	President/Director of	various executive capacities
	Quantitative Research	Quantitative Research	within Delaware Investments
Francis X. Morris	Senior Vice	Senior Vice	Mr. Morris has served in
	President/Chief	President/Chief	various executive capacities
	Investment Officer,	Investment Officer,	within Delaware Investments
	Core Equity	Core Equity
Brian L. Murray, Jr.	Senior Vice	Senior Vice	Mr. Murray has served in
	President/Chief	President/Chief	various executive capacities
	Compliance Officer	Compliance Officer	within Delaware Investments

6

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Senior Vice President/Chief
Compliance Officer – Lincoln
National Investment
Companies, Inc.
Susan L. Natalini	Senior Vice	None	Ms. Natalini has served in
	President/Global		various executive capacities
	Marketing & Client		within Delaware Investments
Services
Zoë Neale[2]	Senior Vice	Senior Vice	Ms. Neale has served in
	President/Chief	President/Chief	various executive capacities
	Investment Officer,	Investment Officer,	within Delaware Investments
	International Equity	International Equity
D. Tysen Nutt	Senior Vice	Senior Vice	Mr. Nutt has served in various
	President/Chief	President/Chief	executive capacities within
	Investment Officer,	Investment Officer,	Delaware Investments
	Large Cap Value Equity	Large Cap Value
David P. O’Connor	Senior Vice	Senior Vice President/	Mr. O'Connor has served in
	President/Strategic	Strategic Investment	various executive capacities
	Investment Relationships	Relationships and	within Delaware Investments
	and Initiatives/General	Initiatives/ General
	Counsel	Counsel/Chief Legal	Senior Vice President/
		Officer	Strategic Investment
Relationships and Initiatives/
General Counsel/Chief Legal
Officer – Optimum Fund Trust

Senior Vice President/
Strategic Investment
Relationships and Initiatives/
General Counsel/Chief Legal
Officer - Lincoln National
Investment Companies, Inc.
John J. O’Connor	Senior Vice	Senior Vice	Mr. O'Connor has served in
	President/Investment	President/Treasurer	various executive capacities
	Accounting		within Delaware Investments

Senior Vice
President/Assistant Treasurer
– Optimum Fund Trust
Philip R. Perkins	Senior Vice	Senior Vice	Mr. Perkins has served in
	President/Senior	President/Senior	various executive capacities
	Portfolio Manager	Portfolio Manager	within Delaware Investments
Timothy L. Rabe	Senior Vice	Senior Vice	Mr. Rabe has served in various
	President/Senior	President/Senior	executive capacities within
	Portfolio Manager/Head	Portfolio Manager/Head	Delaware Investments
	of High Yield	of High Yield
Richard Salus	Senior Vice President/	Senior Vice	Mr. Salus has served in
	Controller/Treasurer	President/Chief Financial	various executive capacities
		Officer	within Delaware Investments

Senior Vice President/
Controller/Treasurer - Lincoln

7

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
National Investment
Companies, Inc.

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
James L. Shields	Senior Vice	None	Mr. Shields has served in
	President/Chief		various executive capacities
	Information Officer		within Delaware Investments
Jeffrey S. Van Harte[3]	Senior Vice	Senior Vice	Mr. Van Harte has served in
	President/Chief	President/Chief	various executive capacities
	Investment Officer,	Investment Officer,	within Delaware Investments
	Focus Growth Equity	Focus Growth Equity
Babak Zenouzi[4]	Senior Vice	Senior Vice	Mr. Zenouzi has served in
	President/Senior	President/Senior	various executive capacities
	Portfolio Manager	Portfolio Manager	within Delaware Investments
Gary T. Abrams	Vice President/Senior	None	Mr. Abrams has served in
	Equity Trader		various executive capacities
within Delaware Investments
Christopher S.	Vice President/Portfolio	Vice President/Portfolio	Mr. Adams has served in
Adams	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Margaret MacCarthy	Vice President/	None	Ms. Bacon has served in
Bacon[5]	Investment Specialist		various executive capacities
within Delaware Investments
Todd Bassion[6]	Vice President/Senior	Vice President/Senior	Mr. Bassion has served in
	Research Analyst	Research Analyst	various executive capacities
within Delaware Investments
Richard E. Biester	Vice President/Equity	None	Mr. Biester has served in
	Trader		various executive capacities
within Delaware Investments
Christopher J.	Vice President/Senior	Vice President/Senior	Mr. Bonavico has served in
Bonavico[7]	Portfolio Manager,	Portfolio Manager,	various executive capacities
	Equity Analyst	Equity Analyst	within Delaware Investments
Vincent A.	Vice President/Senior	None	Mr. Brancaccio has served in
Brancaccio	Equity Trader		various executive capacities
within Delaware Investments
Kenneth F. Broad[8]	Vice President/Senior	Vice President/Senior	Mr. Broad has served in
	Portfolio Manager,	Portfolio Manager,	various executive capacities
	Equity Analyst	Equity Analyst	within Delaware Investments
Kevin J. Brown[9]	Vice President/Equity	Vice President/Equity	Mr. Brown has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Mary Ellen M.	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
Carrozza	Services	Services	various executive capacities
within Delaware Investments
Stephen G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager	Manager	various executive capacities
within Delaware Investments

8

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Anthony G.	Vice President/Assistant	Vice President/Associate	Mr. Ciavarelli has served in
Ciavarelli	General Counsel/	General Counsel/	various executive capacities
	Assistant Secretary	Assistant Secretary	within Delaware Investments

Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.
David F. Connor	Vice President/Deputy	Vice President/Associate	Mr. Connor has served in
	General Counsel/	General Counsel/	various executive capacities
	Assistant Secretary	Secretary	within Delaware Investments

Vice President/Deputy
General Counsel/Secretary –
Optimum Fund Trust

Vice President/Deputy
General Counsel/ Secretary -
Lincoln National Investment
Companies, Inc.
Stephen J. Czepiel	Vice President/Senior	None	Mr. Czepiel has served in
	Municipal Bond Trader		various executive capacities
within Delaware Investments
Christopher M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Ericksen has served in
Ericksen[10]	Manager, Equity Analyst	Manager, Equity Analyst	various executive capacities
within Delaware Investments
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation	Mr. Ettinger has served in
various executive capacities
within Delaware Investments

Vice President/Taxation -
Lincoln National Investment
Companies, Inc.
Phoebe W. Figland	Vice President/	Vice President/	Ms. Figland has served in
	Investment Accounting	Investment Accounting	various executive capacities
within Delaware Investments
Joseph Fiorilla	Vice President/Trading	None	Mr. Fiorilla has served in
	Operations		various executive capacities
within Delaware Investments
Charles E. Fish	Vice President/Senior	None	Mr. Fish has served in various
	Equity Trader		executive capacities within
Delaware Investments
Clifford M. Fisher	Vice President/Senior	None	Mr. Fisher has served in
	Municipal Bond Trader		various executive capacities
within Delaware Investments
Patrick G. Fortier[11]	Vice President/ Portfolio	Vice President/ Portfolio	Mr. Fortier has served in
	Manager, Equity Analyst	Manager, Equity Analyst	various executive capacities
within Delaware Investments
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Municipal	Manager/Municipal	various executive capacities
	Bond Credit Analyst	Bond Credit Analyst	within Delaware Investments
James A. Furgele	Vice President/	Vice President/	Mr. Furgele has served in
	Investment Accounting	Investment Accounting	various executive capacities
within Delaware Investments

9

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Henry A. Garrido[12]	Vice President/Equity	Vice President/Equity	Mr. Garrido has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Barry S. Gladstein	Vice President/Portfolio	Vice President/Portfolio	Mr. Gladstein has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Edward Gray[13]	Vice President/Senior	Vice President/Senior	Mr. Gray has served in various
	Portfolio Manager	Portfolio Manager	executive capacities within
Delaware Investments
Lisa L. Hansen[14]	Vice President/Head of	None	Ms. Hansen has served in
	Focus Growth Equity		various executive capacities
	Trading		within Delaware Investments
Gregory M.	Vice President/Equity	Vice President/Portfolio	Mr. Heywood has served in
Heywood[15]	Analyst	Manager, Research	various executive capacities
		Analyst	within Delaware Investments
Sharon Hill	Vice President/Head of	Vice President/Head of	Ms. Hill has served in various
	Equity Quantitative	Equity Quantitative	executive capacities within
	Research and Analytics	Research and Analytics	Delaware Investments
Christopher M.	Vice President/Portfolio	None	Mr. Holland has served in
Holland	Manager		various executive capacities
within Delaware Investments
Michael E. Hughes	Vice President/Senior	Vice President/Senior	Mr. Hughes has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments
Jordan L. Irving	Vice President/Senior	Vice President/Senior	Mr. Irving has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Cynthia Isom	Vice President/Senior	Vice President/Portfolio	Ms. Isom has served in various
	Portfolio Manager	Manager	executive capacities within
Delaware Investments
Kenneth R. Jackson	Vice	Vice	Mr. Jackson has served in
	President/Quantitative	President/Quantitative	various executive capacities
	Analyst	Analyst	within Delaware Investments
Audrey E. Kohart	Vice President/Financial	Vice President/Financial	Ms. Kohart has served in
	Planning and Reporting	Planning and Reporting	various executive capacities
within Delaware Investments
Andrew	Vice President/High	None	Mr. Kronschnabel has served
Kronschnabel	Grade Trader		in various executive capacities
within Delaware Investments
Nikhil G. Lalvani	Vice President/Senior	Vice President/Senior	Mr. Lalvani has served in
	Equity Analyst	Equity Analyst	various executive capacities
within Delaware Investments
Steven T. Lampe	Vice President/Portfolio	Vice President/Portfolio	Mr. Lampe has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Alfio Leone IV	Vice President/High	None	Mr. Leone has served in
	Grade Trader		various executive capacities
within Delaware Investments
Anthony A.	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
Lombardi	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Francis P. Magee	Vice President/Equity	None	Mr. Magee has served in
	Business Manager		various executive capacities
within Delaware Investments

10

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Charles (Tom) T.	Vice President/High	None	Mr. McClintic has served in
McClintic	Yield Trader		various executive capacities
within Delaware Investments
Michael S. Morris	Vice President/Portfolio	Vice President/Portfolio	Mr. Morris has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Scott Moses	Vice President/High	None	Mr. Moses has served in
	Grade Trader		various executive capacities
within Delaware Investments
Philip O. Obazee	Vice President/	Vice President/	Mr. Obazee has served in
	Derivatives Manager	Derivatives Manager	various executive capacities
within Delaware Investments
Donald G. Padilla	Vice President/Portfolio	Vice President/Portfolio	Mr. Padilla has served in
	Manager/Senior Equity	Manager/Senior Equity	various executive capacities
	Analyst	Analyst	within Delaware Investments
Daniel J. Prislin[16]	Vice President/Senior	Vice President/Senior	Mr. Prislin has served in
	Portfolio	Portfolio	various executive capacities
	Manager/Equity Analyst	Manager/Senior Equity	within Delaware Investments
Analyst
Craig S. Remsen	Vice President/Senior	Vice President/Senior	Mr. Remsen has served in
	Credit Research Analyst	Credit Research Analyst	various executive capacities
within Delaware Investments
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist,	Investment Specialist,	executive capacities within
	Large Cap Value Focus	Large Cap Value Focus	Delaware Investments
	Equity	Equity
Joseph T. Rogina	Vice President/Equity	None	Mr. Rogina has served in
	Trader		various executive capacities
within Delaware Investments
Debbie A. Sabo[17]	Vice President/Equity	Vice President/Equity	Ms. Sabo has served in various
	Trader, Focus Growth	Trader, Focus Growth	executive capacities within
	Equity	Equity	Delaware Investments
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Municipal Credit	Municipal Credit	various executive capacities
	Analyst	Analyst	within Delaware Investments
Bruce Schoenfeld[18]	Vice President/Equity	Vice President/Equity	Mr. Schoenfeld has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Richard D. Seidel	Vice President/Assistant	None	Mr. Seidel has served in
	Controller/Assistant		various executive capacities
	Treasurer		within Delaware Investments

Vice President/Assistant
Controller/Assistant Treasurer
- Lincoln National Investment
Companies, Inc.
Brenda L. Sprigman	Vice President/Business	None	Ms. Sprigman has served in
	Manager - Fixed Income		various executive capacities
within Delaware Investments
Michael T. Taggart	Vice President/Facilities	None	Mr. Taggart has served in
	& Administrative		various executive capacities
	Services		within Delaware Investments

11

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Spencer M. Tullo	Vice President/High	None	Mr. Tullo has served in
	Yield Trader		various executive capacities
within Delaware Investments
Michael Tung[19]	Vice President/Equity	Vice President/Equity	Mr. Tung has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments
Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in
	Portfolio Manager	Portfolio Manager	various executive capacities
within Delaware Investments
Lori P. Wachs	Vice President/Portfolio	Vice President/Portfolio	Ms. Wachs has served in
	Manager	Manager	various executive capacities
within Delaware Investments
Laura A. Wagner	Vice President/	Vice President/	Ms. Wagner has served in
	Investment Accounting	Investment Accounting	various executive capacities
within Delaware Investments
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General	General	various executive capacities
	Counsel/Assistant	Counsel/Assistant	within Delaware Investments
	Secretary	Secretary
Vice President/Associate
General Counsel/Assistant
Secretary – Lincoln National
Investment Companies, Inc.
Greg Zappin	Vice President/Senior	Vice President/Senior	Mr. Zappin has served in
	Credit Research Analyst	Credit Research Analyst	various executive capacities
within Delaware Investments
Guojia Zhang[20]	Vice President/Equity	Vice President/Equity	Mr. Zhang has served in
	Analyst	Analyst	various executive capacities
within Delaware Investments

[1] Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.

[2] Portfolio Manager, Thomas Weisel Partners, 2002-2005.

[3] Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005.

[4] Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.

[5] Client Service Officer, Thomas Weisel Partners, 2002-2005.

[6] Senior Research Associate, Thomas Weisel Partners, 2002-2005.

[7] Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.

[8] Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

[9] Director, Institutional Equity Sales, Merrill Lynch, 2003-2006.

[10] Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.

[11] Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

[12] Senior Analyst, Wells Capital Management, 2000-2006.

[13] Portfolio Manager, Thomas Weisel Partners, 2002-2005.

[14] Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.

[15] Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells CapitalManagement, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.

[16] Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.

[17] Head Trader, McMorgan & Company, 2003-2005.

[18] Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.

[19] Vice President, Galleon Group, 2005-2006; Analyst, Hambrecht & Quist Capital Management, 2003-2005.

[20] Equity Analyst, Evergreen Investment Management Company, 2004-2006.

12

Item 27.     Principal Underwriters.

(a)(1)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

(a)(2)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital	Limited Partner	None
Management
Delaware Investment Advisers	Limited Partner	None
Theodore K. Smith	President	None
Philip N. Russo	Executive Vice President	None
Douglas L. Anderson	Senior Vice President/Operations	None
Michael P. Bishof	Senior Vice President/Investment	Senior Vice President/Investment
	Accounting	Accounting
Jeffrey M. Kellogg	Senior Vice President/Senior Product	None
Manager/Communications Manager
Thomas M. McConnell	Senior Vice President/Senior 529	None
Plans Product Manager
Brian L. Murray, Jr.	Senior Vice President/Compliance	Senior Vice President/Chief
Compliance Officer
David P. O’Connor	Senior Vice President/Strategic	Senior Vice President/Strategic
	Investment Relationships and	Investment Relationships and
	Initiatives/General Counsel	Initiatives/General Counsel/Chief
Legal Officer
Daniel J. Perullo	Senior Vice President/Eastern	None
Director, Institutional Sales
Robert E. Powers	Senior Vice President/Senior	None
Domestic Sales Manager
Richard Salus	Senior Vice President/Controller/	Senior Vice President/Chief
	Treasurer/Financial Operations	Financial Officer
Principal
James L. Shields	Senior Vice President/Chief	None
Information Officer
Trevor M. Blum	Vice President/Senior Consultant	None
Relationship Manager
E. Zoe Bradley	Vice President/Product Management	None
Manager
Mel Carrozza	Vice President/Client Services	None
Anthony G. Ciavarelli	Vice President/Counsel/Assistant	Vice President/Associate General
	Secretary	Counsel/Assistant Secretary
David F. Connor	Vice President/Deputy General	Vice President/Deputy General
	Counsel/ Secretary	Counsel/Secretary
Joel A. Ettinger	Vice President/Taxation	Vice President/Taxation
Edward M. Grant	Vice President/Senior Domestic	None
Sales Manager

13

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Audrey Kohart	Vice President/Financial Planning	Vice President/Financial Planning
	and Reporting	and Reporting
Marlene D. Petter	Vice President/Marketing	None
Communications
Christian Reimer	Vice President/529 Plans Product	None
Manager
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Michael T. Taggart	Vice President/Facilities &	None
Administrative Services
Molly Thompson	Vice President/Associate Product	None
Management Manager
Kathryn R. Williams	Vice President/Senior Counsel/	Vice President/Associate General
	Assistant Secretary	Counsel/Assistant Secretary

(b)	(1)	Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

(b)	(2)	Information with respect to each officer and partner of LFD and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

Name and Principal Business		Positions and Offices with
Address	Positions and Office with LFD	Registrant
Westley V. Thompson	President/Chief Executive Officer	None
David M. Kittredge	Senior Vice President	None
Terrance Mullen	Senior Vice President	None
Donald Roberson	Senior Vice President	None
Margaret Skinner	Senior Vice President	None
David L. Ahrendt[1]	Vice President	None
Patrick J. Caulfield[2]	Vice President/Chief Compliance	None
Officer
Phillip Cramer	Vice President	None
Frederick J. Crawford	Vice President/Treasurer	None
Daniel P. Hickey[2]	Vice President	None
Rochelle Krombolz	Vice President	None
William Lamoin	Vice President	None
Gregory Smith	Vice President	None
Michael S. Smith[3]	Vice President/Chief Financial	None
Officer/Chief Administrative Officer
Joyce L. Byrer	Secretary	None

[1] 1300 Clinton Street, Fort Wayne, IN 46802
[2] 350 Church Street, Hartford, CT 06103
[3] 1500 Market Street, Philadelphia, PA 19103

14

(c) Not applicable.

Item 28.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094 and 430 W. 7th Street, Kansas City, MO 64105.

Item 29.	Management Services. None.

Item 30.	Undertakings. Not applicable.

15

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 6th day of July, 2007.

DELAWARE GROUP EQUITY FUNDS IV

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	July 6, 2007
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	July 6, 2007
Thomas L. Bennett

John A. Fry	*	Trustee	July 6, 2007
John A. Fry

Anthony D. Knerr	*	Trustee	July 6, 2007
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	July 6, 2007
Lucinda S. Landreth

Ann R. Leven	*	Trustee	July 6, 2007
Ann R. Leven

Thomas F. Madison	*	Trustee	July 6, 2007
Thomas F. Madison

Janet L. Yeomans	*	Trustee	July 6, 2007
Janet L. Yeomans

J. Richard Zecher	*	Trustee	July 6, 2007
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	July 6, 2007
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

16

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS

TO

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

17

INDEX TO EXHIBITS
(Delaware Group Equity Funds IV)

Exhibit No.	Exhibit
EX-99.a.1.i	Executed Certificate of Amendment to the Executed Agreement and Declaration of Trust (November 15, 2006)

EX-99.b	Amended and Restated By-Laws (November 16, 2006)

EX-99.h.1.ii	Executed Schedule B to Shareholder Services Agreement (June 1, 2007)

EX-99.h.2.i	Executed Amendment No. 32 to Schedule A to Fund Accounting Agreement (January 9, 2007)

EX-99.h.3	Executed Investment Advisory Expense Limitation Letter (January 17, 2007)

EX-99.h.4	Executed Distribution Expense Limitation Letter (January 17, 2007)

EX-99.q	Powers of Attorney (May 17, 2007)

18